UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 11.1%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 07/20/26(a)(b)	USD	795	$805,317
ALM VI Ltd., Series 2012-6A, Class B2RR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/26(a)(b)		1,000	1,007,900
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class C2R, (3 mo. LIBOR US + 3.20%), 4.56%, 07/15/27(a)(b)		2,080	2,111,928
Anchorage Capital CLO 2013-1 Ltd., Series 2013-1A, Class CR, 4.56%, 10/13/30(b)(c)		1,000	1,017,227
Anchorage Capital CLO Ltd.(a)(b):
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.78%, 07/28/26		1,975	2,000,587
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 5.36%, 01/15/29		650	662,534
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 4.60%, 10/17/24(a)(b)		1,000	1,004,663
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.45%), 4.87%, 11/15/25(a)(b)		1,250	1,256,464
Atlas Senior Loan Fund Ltd., (3 mo. LIBOR US + 3.90%), 5.38%, 11/30/28(a)(b)		1,250	1,271,421
Babson CLO Ltd., Series 2013-IA, Class D, (3 mo. LIBOR US + 3.50%), 4.86%, 04/20/25(a)(b)		1,500	1,508,315
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.65%), 5.01%, 10/20/26(a)(b)		1,970	1,974,470
Battalion CLO VII Ltd., Series 2014-7A, Class C, (3 mo. LIBOR US + 3.90%), 5.25%, 10/17/26(a)(b)		1,000	1,001,748
BlueMountain CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 3.20%), 4.56%, 10/15/26(a)(b)		1,000	1,002,510
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 4.81%, 11/23/25(a)(b)		3,000	3,016,406
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,261,616
CIFC Funding Ltd., Series 2014-4A, Class D, (3 mo. LIBOR US + 3.40%), 4.75%, 10/17/26(a)(b)		2,000	2,014,047
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 1.48%, 01/25/37(a)		219	218,133

Security		Par (000)	Value
Asset-Backed Securities (continued)
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)	USD	3,834	$3,946,958
Dryden Senior Loan Fund(a)(b):
Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.35%), 4.70%, 04/18/26		1,250	1,259,006
Series 2014-34A, Class CR, (3 mo. LIBOR US + 2.15%), 3.51%, 10/15/26		1,000	1,002,804
Series 2015-41A, Class A, (3 mo. LIBOR US + 1.50%), 2.86%, 01/15/28		2,550	2,563,996
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, (3 mo. LIBOR US + 4.30%), 5.72%, 11/15/26(a)(b)		1,000	1,010,381
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.88%, 10/29/26(a)		1,000	1,006,076
Highbridge Loan Management Ltd., Series 5A-2015(a)(b):
Class C1R, (3 mo. LIBOR US + 2.10%), 3.48%, 01/29/26		4,000	4,024,902
Class D1R, (3 mo. LIBOR US + 3.30%), 4.68%, 01/29/26		500	501,301
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(b)		2,880	2,879,883
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 4.96%, 10/20/26(a)(b)		3,750	3,755,918
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.57%, 01/27/26(a)(b)		1,800	1,805,424
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 1.56%, 08/23/27(a)		610	608,837
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 4.41%, 10/15/29(b)(c)		1,000	1,006,999
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.25%), 5.66%, 11/14/27(a)(b)		2,250	2,311,612
OCP CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.47%), 5.92%, 11/22/25(a)(b)		1,000	1,018,926
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.06%, 11/14/26(a)(b)		2,000	2,014,262
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(b)		5,000	4,996,298

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.00%), 4.36%, 01/22/29(a)(b)	USD	1,500	$1,526,229
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 4.85%, 07/17/26(a)(b)		950	956,237
OZLM VIII Ltd., Series 2014-8A, Class CR, (3 mo. LIBOR US + 3.40%), 4.75%, 10/17/26(a)(b)		1,750	1,754,262
Regatta V Funding Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.45%), 4.82%, 10/25/26(a)(b)		2,000	2,005,177
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 4.61%, 04/15/29(a)(b)		750	760,630
SLM Private Education Loan Trust(b):
Series 2012-A, Class A2, 3.83%, 01/17/45		466	472,227
Series 2014-A, Class B, 3.50%, 11/15/44		500	507,841
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 09/17/46(b)		5,900	6,079,254
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.40%), 4.76%, 01/21/26(a)(b)		700	701,580
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 3.60%), 4.96%, 01/23/27(a)(b)		1,250	1,258,232
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 5.21%, 01/23/29(a)(b)		1,550	1,579,509
Stewart Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.45%), 4.81%, 04/15/26(a)(b)		1,000	1,003,033
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32		618	613,852
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.35%), 4.71%, 01/22/27(a)(b)		1,000	1,003,855
Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.85%), 8.20%, 10/18/27(a)(b)		615	634,229
Wellfleet CLO 2015-1 Ltd., Series 2015-1A, Class DR, 4.16%, 10/20/27(b)(c)		2,000	2,004,390
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 08/15/22		2,360	2,398,875

Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/20/29(a)(b)(d)	USD	1,750	$1,778,793
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.10%), 5.46%, 01/20/30(a)(b)		1,500	1,547,273

			88,434,347
Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(b)(d)		2,689	160,508
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(b)(c)(d)		3,477	159,695

			320,203

Total Asset-Backed Securities — 11.1% (Cost — $86,773,533)			88,754,550

Corporate Bonds — 71.2%

Aerospace & Defense — 1.2%
Arconic, Inc.:
5.40%, 04/15/21		340	362,261
5.13%, 10/01/24		907	967,089
5.90%, 02/01/27		70	78,050
6.75%, 01/15/28		54	63,318
5.95%, 02/01/37		30	32,475
Bombardier, Inc.(b):
8.75%, 12/01/21		583	644,950
6.00%, 10/15/22		13	12,724
6.13%, 01/15/23		231	227,350
7.50%, 12/01/24		176	177,478
7.50%, 03/15/25		225	226,125
7.45%, 05/01/34		100	98,500
Eaton Corp., 4.15%, 11/02/42		500	510,536
EnPro Industries, Inc., 5.88%, 09/15/22		74	76,960
KLX, Inc., 5.88%, 12/01/22(b)		800	836,000
Koppers, Inc., 6.00%, 02/15/25(b)		151	162,182
Kratos Defense & Security Solutions, Inc.:
7.00%, 05/15/19		60	61,680
6.50%, 11/30/25(b)		114	117,135
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,445,385
Moog, Inc., 5.25%, 12/01/22(b)		180	186,975
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(b)		116	118,900

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
5.50%, 10/15/20	USD	211	$213,110
6.00%, 07/15/22		547	564,094
6.50%, 07/15/24		191	195,297
6.50%, 05/15/25		132	134,719
6.38%, 06/15/26		90	91,350
United Technologies Corp., 6.13%, 07/15/38		1,450	1,897,416

			9,502,059
Air Freight & Logistics — 0.3%
FedEx Corp., 4.75%, 11/15/45		1,250	1,355,891
XPO Logistics, Inc.:
5.75%, 06/15/21	EUR	100	122,493
6.50%, 06/15/22(b)	USD	495	517,275

			1,995,659
Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(b)		1,710	1,718,061
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(e)		3,437	3,651,366
Series 2015-2, Class A, 4.00%, 03/22/29		1,393	1,456,446
Series 2015-2, Class AA, 3.60%, 03/22/29		1,393	1,437,543
Series 2017-1, Class B, 4.95%, 08/15/26		1,925	2,017,593
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		302	308,795
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 07/12/20		331	338,849
Series 2012-3, Class C, 6.13%, 04/29/18		150	152,250
Latam Finance Ltd., 6.88%, 04/11/24(b)		257	270,750
Mexico City Airport Trust, 5.50%, 07/31/47(b)		260	260,387
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27		3,409	3,618,111
Series 2014-2, Class B, 4.63%, 03/03/24		2,231	2,309,407

			17,539,558

Security		Par (000)	Value
Auto Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	100	127,247
Allison Transmission, Inc., 5.00%, 10/01/24(b)	USD	19	19,789
Aptiv PLC, 4.40%, 10/01/46		465	472,280
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	124,629
HP Pelzer Holding GmbH, 4.13%, 04/01/24		100	124,143
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 03/15/19	USD	367	368,376
6.00%, 08/01/20		20	20,600
6.25%, 02/01/22		430	447,200
6.75%, 02/01/24		234	245,700
IHO Verwaltungs GmbH(f):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	122,339
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	124,738
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(b)	USD	200	203,202
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(b)		205	209,869
Tesla, Inc., 5.30%, 08/15/25(b)(e)		360	343,692
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		150	159,807

			3,113,611
Automobiles — 0.9%
Ford Motor Co., 4.75%, 01/15/43(e)		4,255	4,215,380
General Motors Co., 6.25%, 10/02/43		2,506	2,914,009

			7,129,389
Banks — 1.7%
Allied Irish Banks PLC, (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(g)	EUR	100	129,285
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)	USD	255	257,780
Banco Popolare, 2.75%, 07/27/20	EUR	100	124,430
Bankia SA, (5 year EUR Swap + 3.17%), 4.00%, 05/22/24(g)		100	124,041
Barclays PLC, 3.65%, 03/16/25(e)	USD	4,320	4,311,433
CaixaBank SA, (5 year EUR Swap + 3.35%), 3.50%, 02/15/27(g)	EUR	100	126,446
CIT Group, Inc., 5.00%, 08/01/23	USD	395	425,099
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,568,395

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
HSBC Holdings PLC, 6.10%, 01/14/42	USD	610	$826,068
Inversiones Atlantida SA, 8.25%, 07/28/22(b)		200	206,750
National Bank of Greece SA, 2.75%, 10/19/20	EUR	100	119,725
Santander Holdings USA, Inc., 4.50%, 07/17/25	USD	2,000	2,083,363
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,250,011
Wells Fargo & Co., 3.90%, 05/01/45(e)		2,250	2,275,536

			13,828,362
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(e)		4,600	5,193,107
Central American Bottling Corp., 5.75%, 01/31/27(b)		222	233,544

			5,426,651
Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45(e)		2,250	2,376,263
Baxalta, Inc., 5.25%, 06/23/45		500	564,828
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,122,315
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	114,233

			4,177,639
Building Materials — 0.1%
James Hardie International Finance Ltd.:
4.75%, 01/15/25	USD	200	203,500
5.00%, 01/15/28		200	203,500
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	126,583

			533,583
Building Products — 0.2%
Beacon Escrow Corp., 4.88%, 11/01/25(b)	USD	466	475,320
Building Materials Corp. of America(b):
5.38%, 11/15/24		29	30,522
6.00%, 10/15/25		200	215,540
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		320	331,200
Masonite International Corp., 5.63%, 03/15/23(b)		354	370,479
Ply Gem Industries, Inc., 6.50%, 02/01/22		147	152,145
Quintiles IMS, Inc., 4.88%, 05/15/23(b)		74	76,590
Standard Industries, Inc.(b):
5.13%, 02/15/21		10	10,299
5.50%, 02/15/23		100	105,000

Security		Par (000)	Value
Building Products (continued)
USG Corp., 4.88%, 06/01/27(b)	USD	273	$285,285

			2,052,380
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(b)		127	127,635

Capital Markets — 2.8%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		1,375	1,392,187
6.00%, 08/18/21		224	224,000
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)		5,890	7,684,380
Goldman Sachs Group, Inc., 3.75%, 05/22/25(e)		8,965	9,190,535
Morgan Stanley:
4.00%, 07/23/25		905	946,447
3.13%, 07/27/26(e)		2,000	1,963,006
Raymond James Financial, Inc., 4.95%, 07/15/46		400	439,806
SURA Asset Management SA, 4.38%, 04/11/27(b)		259	262,497

			22,102,858
Chemicals — 1.1%
Air Liquide Finance SA, 3.50%, 09/27/46(b)		360	349,095
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(b)		600	615,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		161	168,648
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		319	380,009
10.00%, 10/15/25		183	222,345
CF Industries, Inc.:
7.13%, 05/01/20		80	87,700
5.15%, 03/15/34		60	60,450
4.95%, 06/01/43		116	108,460
Chemours Co.:
6.63%, 05/15/23		182	192,465
7.00%, 05/15/25		44	48,125
5.38%, 05/15/27		404	421,170
Cydsa SAB de C.V., 6.25%, 10/04/27(b)		319	317,006
Hexion, Inc., 10.38%, 02/01/22(b)		122	112,277
Ineos Finance PLC, 4.00%, 05/01/23	EUR	100	122,747
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,654,851
Mexichem SAB de CV(b):
4.00%, 10/04/27		200	199,000
5.50%, 01/15/48		200	194,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21		735	762,562

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
NOVA Chemicals Corp.(b):
4.88%, 06/01/24	USD	183	$185,288
5.25%, 06/01/27		23	23,230
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		1,182	1,221,892
5.88%, 12/01/25		266	267,995
PQ Corp.:
6.75%, 11/15/22(b)		251	270,452
5.75%, 12/15/25		269	275,052
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	124,572
Tronox Finance PLC, 5.75%, 10/01/25(b)	USD	123	127,920
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(b)		100	105,500
Versum Materials, Inc., 5.50%, 09/30/24(b)		81	86,670
WR Grace & Co-Conn(b):
5.13%, 10/01/21		333	352,564
5.63%, 10/01/24		80	86,400

			9,143,945
Commercial Services & Supplies — 0.9%
ADT Corp.:
6.25%, 10/15/21		236	259,600
3.50%, 07/15/22		143	142,464
4.13%, 06/15/23		264	266,804
4.88%, 07/15/32(b)		371	351,908
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		151	155,908
Aviation Capital Group Corp.(b):
4.63%, 01/31/18		1,300	1,305,674
7.13%, 10/15/20		1,800	2,015,151
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		388	389,940
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(b)		245	249,974
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		284	296,070
Iron Mountain, Inc., 6.00%, 08/15/23		80	83,824
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		236	244,260
Michael Baker International LLC, 8.75%, 03/01/23(b)		65	62,075
Mobile Mini, Inc., 5.88%, 07/01/24		343	360,150
Paprec Holding SA, 5.25%, 04/01/22	EUR	100	123,794
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	166	162,680
5.25%, 08/15/22		267	273,007

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)	USD	226	$236,170
United Rentals North America, Inc.:
5.75%, 11/15/24		46	48,530
5.88%, 09/15/26		77	82,871
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		79	80,185

			7,191,039
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 03/15/27(b)		137	137,000
CommScope, Inc.(b):
5.00%, 06/15/21		250	256,219
5.50%, 06/15/24		154	161,315
Nokia OYJ:
3.38%, 06/12/22		72	71,910
4.38%, 06/12/27		101	100,192
6.63%, 05/15/39		135	149,175
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		776	807,525
6.38%, 05/15/25		108	114,615
5.75%, 01/15/27(b)		421	433,630

			2,231,581
Construction & Engineering — 0.8%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		370	398,890
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		370	402,375
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		793	858,422
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(b)		276	292,643
Engility Corp., 8.88%, 09/01/24		176	189,200
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,928,402
SPIE SA, 3.13%, 03/22/24	EUR	100	124,669
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD	154	163,687
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(b)		51	49,733

			6,408,021
Construction Materials — 0.2%
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		262	267,895
H&E Equipment Services, Inc., 5.63%, 09/01/25(b)		51	53,423
HD Supply, Inc., 5.75%, 04/15/24(b)		779	829,635
Navistar International Corp., 6.63%, 11/01/25(b)		192	198,841

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction Materials (continued)
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(b)	USD	108	$116,910
PulteGroup, Inc.:
5.50%, 03/01/26		17	18,445
6.00%, 02/15/35		27	28,890
Rexel SA, 3.50%, 06/15/23	EUR	100	125,116
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)	USD	78	80,730

			1,719,885
Consumer Discretionary — 0.1%
Arch Merger Sub, Inc., 8.50%, 09/15/25(b)		130	117,000
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(b)		117	121,680
ServiceMaster Co. LLC, 5.13%, 11/15/24(b)		168	170,520
Viking Cruises Ltd.(b):
6.25%, 05/15/25		95	99,038
5.88%, 09/15/27		222	224,497

			732,735
Consumer Finance — 1.9%
Ally Financial, Inc.:
6.25%, 12/01/17		320	320,000
8.00%, 11/01/31		946	1,252,267
Capital One Financial Corp., 4.75%, 07/15/21(e)		1,935	2,078,426
CDK Global, Inc., 4.88%, 06/01/27(b)		209	215,270
Corivas Campus Living USG LLC, 5.30%, 07/01/50(d)		5,700	5,798,538
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	207,250
Ford Motor Credit Co. LLC(e):
8.13%, 01/15/20		1,530	1,703,900
4.25%, 09/20/22		1,600	1,678,096
IHS Markit Ltd.(b):
4.75%, 02/15/25		156	165,251
4.00%, 03/01/26(h)		86	86,645
Navient Corp.:
5.00%, 10/26/20		180	183,375
6.63%, 07/26/21		165	174,488
6.50%, 06/15/22		93	97,650
5.50%, 01/25/23		280	280,350
7.25%, 09/25/23		173	186,407
6.13%, 03/25/24		21	21,263
5.88%, 10/25/24		56	56,297
6.75%, 06/25/25		112	115,360
5.63%, 08/01/33		101	86,860

Security		Par (000)	Value
Consumer Finance (continued)
OneMain Financial Holdings LLC(b):
6.75%, 12/15/19	USD	101	$104,283
7.25%, 12/15/21		152	157,806
Springleaf Finance Corp., 6.13%, 05/15/22		50	51,875

			15,021,657
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 09/15/22(b)		200	204,475
4.63%, 05/15/23(b)		271	278,114
6.75%, 05/15/24	EUR	100	131,969
7.25%, 05/15/24(b)	USD	1,475	1,615,125
6.00%, 02/15/25(b)		202	214,645
4.75%, 07/15/27	GBP	100	136,579
Ball Corp.:
5.00%, 03/15/22	USD	141	151,399
4.00%, 11/15/23		256	263,040
BWAY Holding Co., 5.50%, 04/15/24(b)		591	616,117
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		75	75,375
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	126,752
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(f)		100	128,022
Mercer International, Inc.:
7.75%, 12/01/22	USD	116	122,960
6.50%, 02/01/24		76	80,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		194	197,274
6.88%, 02/15/21		305	310,907
(3 mo. LIBOR US + 3.50%), 4.86%, 07/15/21(a)(b)		352	358,160
5.13%, 07/15/23(b)		161	167,037
7.00%, 07/15/24(b)		851	913,059
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	124,933
Sealed Air Corp., 4.88%, 12/01/22(b)	USD	533	565,646
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(b)		389	400,184
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	123,581

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 08/01/22	USD	100	$124,976

			7,430,604
Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19		21	21,289
8.75%, 12/01/20		184	187,855
7.88%, 12/01/22		121	129,470
Ascend Learning LLC, 6.88%, 08/01/25(b)		212	220,480
GW Honos Security Corp., 8.75%, 05/15/25(b)		58	62,060
Laureate Education, Inc., 8.25%, 05/01/25(b)		210	222,205
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(b)		1,390	1,534,212
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25		153	153,000
Sotheby’s, 5.25%, 10/01/22(b)		188	192,230

			2,722,801
Diversified Financial Services — 3.8%
Aircastle Ltd.:
6.25%, 12/01/19		353	375,239
5.50%, 02/15/22		48	51,660
Banca IFIS SpA, 4.50%, 10/17/27(c)	EUR	100	121,144
Bank of America Corp.:
5.63%, 07/01/20	USD	2,200	2,373,624
3.25%, 10/21/27(e)		5,500	5,438,092
Docuformas SAPI de C.V., 9.25%, 10/11/22(b)		200	197,500
FBM Finance, Inc., 8.25%, 08/15/21(b)		185	197,487
FMR LLC, 4.95%, 02/01/33(b)(e)		2,300	2,578,486
General Electric Co., 6.15%, 08/07/37(e)		2,150	2,794,358
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	842,303
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	498,086
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)(e)		3,151	3,221,507
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(b)		595	611,362
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)	EUR	100	122,539
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 05/30/21(f)		100	123,514
Moody’s Corp., 4.50%, 09/01/22(e)	USD	1,800	1,926,430
Northern Trust Corp., 3.95%, 10/30/25(e)		8,000	8,462,406

Security		Par (000)	Value
Diversified Financial Services (continued)
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(b)	USD	280	$256,200
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(b)		345	347,156
UniCredit SpA, (5 year EUR Swap + 4.10%), 5.75%, 10/28/25(g)	EUR	107	142,641

			30,681,734
Diversified Telecommunication Services — 3.6%
AT&T, Inc.(e):
6.38%, 03/01/41	USD	520	607,647
5.15%, 03/15/42		2,400	2,439,233
4.75%, 05/15/46		2,710	2,572,413
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39		7	5,810
Series S, 6.45%, 06/15/21		383	381,085
Series T, 5.80%, 03/15/22		172	164,475
Series U, 7.65%, 03/15/42		138	115,920
Series W, 6.75%, 12/01/23		163	157,042
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		271	262,870
Frontier Communications Corp.:
8.13%, 10/01/18		195	193,538
7.13%, 03/15/19		220	212,575
7.13%, 01/15/23		53	37,100
7.63%, 04/15/24		89	62,523
6.88%, 01/15/25		915	626,775
Level 3 Financing, Inc.:
5.38%, 08/15/22		127	127,953
5.63%, 02/01/23		254	256,858
5.13%, 05/01/23		95	95,000
5.38%, 01/15/24		114	114,285
5.38%, 05/01/25		123	123,344
5.25%, 03/15/26		835	818,822
OTE PLC, 3.50%, 07/09/20	EUR	100	125,459
Qwest Corp., 6.75%, 12/01/21	USD	90	96,089
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(g)(i)		415	420,187
4.75%, 09/19/24		200	198,978
Telecom Italia Capital SA:
6.38%, 11/15/33		229	264,495
6.00%, 09/30/34		290	323,713
7.20%, 07/18/36		202	250,733
7.72%, 06/04/38		48	61,939
Telecom Italia SpA:
1.13%, 03/26/22	EUR	100	118,846
3.63%, 01/19/24		200	268,328

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.(e):
6.40%, 02/15/38	USD	6,879	$8,390,506
6.55%, 09/15/43		6,751	8,664,317

			28,558,858
Electric Utilities — 6.2%
AES Corp., 4.88%, 05/15/23		190	193,975
Berkshire Hathaway Energy Co., 6.50%, 09/15/37(e)		5,515	7,539,885
Black Hills Corp., 3.15%, 01/15/27		405	393,773
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		299	302,770
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	538,064
CMS Energy Corp., 5.05%, 03/15/22(e)		1,832	1,995,704
Duke Energy Carolinas LLC:
6.10%, 06/01/37		640	836,462
6.00%, 01/15/38		1,675	2,194,027
4.25%, 12/15/41		750	808,688
Duke Energy Florida LLC, 6.40%, 06/15/38		770	1,066,227
E.ON International Finance BV, 6.65%, 04/30/38(b)		3,100	4,077,550
Electricite de France SA, 5.60%, 01/27/40(b)(e)		2,800	3,280,259
Enel Finance International NV, 3.63%, 05/25/27(b)		1,250	1,229,268
Energuate Trust, 5.88%, 05/03/27(b)		201	209,291
Florida Power Corp., 6.35%, 09/15/37(e)		2,775	3,805,894
Jersey Central Power & Light Co., 7.35%, 02/01/19		490	517,170
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		128	129,280
Ohio Power Co., Series D, 6.60%, 03/01/33(e)		3,000	3,926,461
PacifiCorp, 6.25%, 10/15/37(e)		1,225	1,636,097
Pampa Energia SA, 7.50%, 01/24/27(b)		367	399,113
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37(e)		2,550	3,439,385
Southern California Edison Co.:
5.63%, 02/01/36(e)		1,300	1,626,079
Series A, 5.95%, 02/01/38		2,175	2,872,345
Southern Co., 4.40%, 07/01/46		1,000	1,048,099
Talen Energy Supply LLC, 6.50%, 06/01/25		125	105,938
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,069,317

Security		Par (000)	Value
Electric Utilities (continued)
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25	EUR	100	$119,061

			49,360,182
Electrical Equipment — 0.0%
Anixter, Inc., 5.63%, 05/01/19	USD	35	36,225
Areva SA, 4.88%, 09/23/24	EUR	50	67,124

			103,349
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	134	140,030
5.50%, 12/01/24		450	490,500
5.00%, 09/01/25		72	75,240
Corning, Inc., 4.38%, 11/15/57		2,000	1,968,440
SESI LLC, 7.75%, 09/15/24(b)		140	144,200

			2,818,410
Energy Equipment & Services — 0.7%
Ensco PLC, 5.20%, 03/15/25		25	20,500
Enterprise Products Operating LLC, 6.13%, 10/15/39(e)		1,400	1,741,068
Gates Global LLC/Gates Global Co.:
5.75%, 07/15/22	EUR	100	121,678
6.00%, 07/15/22(b)	USD	499	510,377
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21		142	143,242
GrafTech International Ltd., 6.38%, 11/15/20		600	598,500
Halliburton Co., 5.00%, 11/15/45		500	545,542
Noble Holding International Ltd.:
4.63%, 03/01/21		8	7,340
7.70%, 04/01/25		82	69,085
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		148	156,510
Pioneer Energy Services Corp., 6.13%, 03/15/22		172	139,320
Precision Drilling Corp.:
6.50%, 12/15/21		48	48,840
5.25%, 11/15/24		90	84,375
Transocean, Inc.:
5.80%, 10/15/22		256	254,080
9.00%, 07/15/23(b)		501	541,080
6.80%, 03/15/38		17	13,558
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		243	232,065
Weatherford International Ltd.:
7.75%, 06/15/21		185	188,700
8.25%, 06/15/23		55	54,863

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd. (continued)
9.88%, 02/15/24	USD	106	$111,167

			5,581,890
Environmental, Maintenance, & Security Service — 0.0%
Tervita Escrow Corp., 7.63%, 12/01/21(b)		276	279,450

Food & Staples Retailing — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		124	117,180
5.75%, 03/15/25		68	60,500
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR	100	134,774
CVS Health Corp., 5.13%, 07/20/45	USD	2,000	2,199,052
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(b)		12	12,405
Post Holdings, Inc., 5.63%, 01/15/28(b)(h)		116	116,870
Rite Aid Corp., 6.13%, 04/01/23(b)		164	151,700
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,046,443

			3,838,924
Food Products — 0.4%
Acosta, Inc., 7.75%, 10/01/22(b)		144	104,400
Aramark Services, Inc., 4.75%, 06/01/26		151	156,474
Arcor SAIC, 6.00%, 07/06/23(b)		228	242,250
B&G Foods, Inc., 5.25%, 04/01/25		96	98,150
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		267	290,363
JBS USA LLC/JBS USA Finance, Inc.(b):
5.88%, 07/15/24		122	120,170
5.75%, 06/15/25		520	507,650
MARB BondCo PLC, 7.00%, 03/15/24		200	203,500
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		222	233,655
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		222	230,096
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		129	135,386
5.88%, 09/30/27		111	115,856
Post Holdings, Inc.(b):
5.50%, 03/01/25		187	194,246
5.00%, 08/15/26		126	124,898
5.75%, 03/01/27		391	398,937

			3,156,031

Security		Par (000)	Value
Health Care Equipment & Supplies — 0.5%
Avantor, Inc.(b):
6.00%, 10/01/24	USD	1,115	$1,115,697
9.00%, 10/01/25		289	283,943
Crimson Merger Sub, Inc., 6.63%, 05/15/22(b)		801	792,990
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(b)		580	549,187
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(b):
5.75%, 08/01/22		12	11,070
5.63%, 10/15/23		142	124,605
5.50%, 04/15/25		308	259,490
Medtronic, Inc., 4.50%, 03/15/42		750	816,925
Teleflex, Inc., 5.25%, 06/15/24		170	178,500

			4,132,407
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		95	95,475
6.50%, 03/01/24		258	266,385
Aetna, Inc., 4.50%, 05/15/42		575	594,253
Amsurg Corp., 5.63%, 07/15/22		513	523,260
Centene Corp.:
5.63%, 02/15/21		401	414,032
6.13%, 02/15/24		359	384,130
4.75%, 01/15/25		350	359,030
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		98	87,832
7.13%, 07/15/20(e)		123	95,940
5.13%, 08/01/21		59	55,313
6.25%, 03/31/23		123	115,005
DaVita, Inc., 5.13%, 07/15/24		187	190,272
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(b)(f)		177	179,655
Envision Healthcare Corp.(b):
5.13%, 07/01/22		163	159,944
6.25%, 12/01/24		68	71,655
HCA, Inc.:
6.50%, 02/15/20		916	983,555
4.75%, 05/01/23		562	586,587
5.00%, 03/15/24		469	492,450
5.38%, 02/01/25		516	535,350
5.25%, 04/15/25		256	272,640
5.88%, 02/15/26		375	398,906
5.25%, 06/15/26		381	404,574
4.50%, 02/15/27		157	159,198
5.50%, 06/15/47		585	592,312
HealthSouth Corp., 5.75%, 11/01/24		26	26,618
MEDNAX, Inc., 5.25%, 12/01/23(b)		90	92,250

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc., 4.88%, 06/15/25(b)	USD	71	$71,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		353	379,034
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	731,052
Polaris Intermediate Corp., 8.50%, 12/01/22(b)(f)		302	314,201
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		97	99,182
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(b)		95	99,750
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		98	98,735
6.75%, 07/01/25(e)		183	166,530
Tenet Healthcare Corp.:
6.00%, 10/01/20		324	340,200
7.50%, 01/01/22(b)		100	105,500
8.13%, 04/01/22		905	895,950
6.75%, 06/15/23(e)		258	241,225
4.63%, 07/15/24(b)		126	124,110
THC Escrow Corp. III(b):
5.13%, 05/01/25		424	408,100
7.00%, 08/01/25		100	90,750
Vizient, Inc., 10.38%, 03/01/24(b)		228	257,640
WellCare Health Plans, Inc., 5.25%, 04/01/25		58	61,408

			12,620,988
Health Care Technology — 0.0%
Quintiles IMS, Inc., 3.25%, 03/15/25(b)	EUR	100	122,832

Hotels, Restaurants & Leisure — 2.9%
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(b)	USD	257	272,641
Burger King France SAS, (3 mo. Euribor + 5.25%), 5.25%, 05/01/23(a)	EUR	100	122,003
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	1,135	1,160,537
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	125,846
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	137,738
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)	USD	457	457,571
Eldorado Resorts, Inc., 6.00%, 04/01/25		77	81,066
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		88	89,540

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	90	$96,863
5.38%, 04/15/26		64	69,080
Golden Nugget, Inc., 6.75%, 10/15/24(b)		34	34,723
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	135,504
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)	USD	60	64,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(b)		100	105,750
McDonald’s Corp., 3.70%, 01/30/26		510	530,180
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		250	251,821
MGM Resorts International:
5.25%, 03/31/20		97	102,093
6.75%, 10/01/20		176	192,445
6.63%, 12/15/21		781	868,855
7.75%, 03/15/22		76	88,183
New Red Finance, Inc.(b):
4.25%, 05/15/24		171	171,256
5.00%, 10/15/25		1,049	1,074,569
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		62	64,480
5.25%, 11/15/23		133	137,987
Scientific Games International, Inc.:
7.00%, 01/01/22(b)		1,089	1,148,895
10.00%, 12/01/22		819	901,924
5.00%, 10/15/25(b)		65	65,731
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		615	625,762
5.50%, 04/15/27		149	154,215
Station Casinos LLC, 5.00%, 10/01/25(b)		222	221,918
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21	GBP	2,000	2,911,792
Series A4, 5.66%, 06/30/27		1,042	1,586,083
Series M, 7.40%, 03/28/24		3,000	4,634,411
Series N, 6.46%, 03/30/32		2,390	3,184,752
Vue International Bidco PLC, 7.88%, 07/15/20		100	137,972
Wyndham Worldwide Corp., 4.15%, 04/01/24	USD	1,000	1,004,745
Yum! Brands, Inc., 3.88%, 11/01/23		27	27,203

			23,040,634
Household Durables — 0.5%
Brookfield Residential Properties, Inc., 6.38%, 05/15/25(b)		47	49,996

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Durables (continued)
CalAtlantic Group, Inc.:
8.38%, 01/15/21	USD	53	$61,281
6.25%, 12/15/21		276	303,600
5.38%, 10/01/22		2	2,160
5.25%, 06/01/26		18	18,900
Century Communities, Inc., 6.88%, 05/15/22		460	482,287
K Hovnanian Enterprises, Inc.(b):
10.00%, 07/15/22		59	64,310
10.50%, 07/15/24		64	70,880
Lennar Corp.:
2.95%, 11/29/20(b)		70	69,563
4.13%, 01/15/22		77	78,733
4.75%, 11/15/22		136	143,650
4.88%, 12/15/23		85	89,250
4.75%, 05/30/25		180	185,850
4.75%, 11/29/27(b)		255	260,737
Mattamy Group Corp.(b):
6.88%, 12/15/23		94	98,705
6.50%, 10/01/25		129	135,128
MDC Holdings, Inc., 6.00%, 01/15/43		150	148,125
Meritage Homes Corp., 5.13%, 06/06/27		71	71,820
Newell Brands, Inc., 4.20%, 04/01/26		1,000	1,046,059
PulteGroup, Inc., 6.38%, 05/15/33		256	286,720
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2	2,080
5.50%, 06/15/26		132	135,135
TRI Pointe Group, Inc.:
4.88%, 07/01/21		73	76,468
5.25%, 06/01/27		34	34,719
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.:
4.38%, 06/15/19		10	10,200
5.88%, 06/15/24		177	190,664
William Lyon Homes, Inc., 5.88%, 01/31/25		66	67,485

			4,184,505
Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(b)		59	61,434
Prestige Brands, Inc., 6.38%, 03/01/24(b)		154	160,545
Spectrum Brands, Inc., 6.63%, 11/15/22		170	176,375

			398,354
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 5.50%, 03/15/24		8	8,380
Calpine Corp.(b):
5.88%, 01/15/24		258	266,385
5.25%, 06/01/26		308	311,465
Colbun SA, 3.95%, 10/11/27(b)		200	200,375

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Dynegy, Inc.:
7.38%, 11/01/22	USD	155	$165,656
8.00%, 01/15/25(b)		198	217,800
8.13%, 01/30/26(b)		115	127,938
Genneia SA, 8.75%, 01/20/22(b)		370	405,605
NRG Energy, Inc.:
6.63%, 03/15/23		25	25,928
6.63%, 01/15/27		700	754,250
5.75%, 01/15/28		333	333,000
NRG Yield Operating LLC, 5.38%, 08/15/24		155	160,812
QEP Resources, Inc., 5.38%, 10/01/22		51	52,211
TerraForm Power Operating LLC(b):
4.25%, 01/31/23(h)		128	128,320
6.38%, 02/01/23(j)		126	132,804
6.63%, 06/15/25(j)		15	16,444
5.00%, 01/31/28(h)		128	128,480

			3,435,853
Industrial Conglomerates — 0.5%
General Electric Co.:
6.75%, 03/15/32(e)		2,500	3,390,865
6.88%, 01/10/39		135	191,286
Smiths Group PLC, 3.63%, 10/12/22(b)		360	362,765
Vertiv Group Corp., 9.25%, 10/15/24(b)		381	413,861

			4,358,777
Insurance — 3.1%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(b)		158	155,827
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,511,742
American International Group, Inc., 3.75%, 07/10/25(e)		3,380	3,464,583
Aon PLC:
3.88%, 12/15/25		1,445	1,507,738
4.60%, 06/14/44		500	534,695
Ardonagh Midco 3 PLC, 8.63%, 07/15/23(b)		200	208,476
Assicurazioni Generali SpA, (3 mo. Euribor + 7.11%), 7.75%, 12/12/42(g)	EUR	100	153,840
AssuredPartners, Inc., 7.00%, 08/15/25(b)	USD	33	33,248
AXA SA, (3 mo. Euribor + 3.05%), 5.25%, 04/16/40(g)	EUR	500	662,698
Five Corners Funding Trust, 4.42%, 11/15/23(b)(e)	USD	2,050	2,199,563
Groupama SA, 6.00%, 01/23/27	EUR	100	149,971
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	USD	1,860	2,036,350
HUB International Ltd., 7.88%, 10/01/21(b)		802	834,080

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)(e)	USD	2,000	$2,629,884
MetLife, Inc., 6.40%, 12/15/66		2,554	2,924,024
Muenchener Rueckversicherungs AG, (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(g)	EUR	400	565,358
Nationwide Building Society, 4.13%, 10/18/32(b)(c)	USD	720	719,281
Prudential Financial, Inc.:
5.90%, 03/17/36		500	627,201
5.70%, 12/14/36(e)		1,625	2,006,585
Radian Group, Inc.:
5.25%, 06/15/20		28	29,540
4.50%, 10/01/24		225	231,255
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	724,740
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		41	41,513
Wayne Merger Sub LLC, 8.25%, 08/01/23(b)		505	528,987

			24,481,179
Internet Software & Services — 0.2%
Equinix, Inc., 5.88%, 01/15/26		435	471,975
Match Group, Inc., 5.00%, 12/15/27(b)(h)		68	68,510
Netflix, Inc.:
4.38%, 11/15/26		373	366,006
3.63%, 05/15/27	EUR	100	119,620
4.88%, 04/15/28(b)	USD	308	304,535
Symantec Corp., 5.00%, 04/15/25(b)		124	130,138
United Group BV, 4.38%, 07/01/22	EUR	126	156,345

			1,617,129
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(b)	USD	270	284,175
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,024,585
First Data Corp.(b):
7.00%, 12/01/23		756	801,360
5.00%, 01/15/24		220	227,700
5.75%, 01/15/24		1,261	1,308,288
Gartner, Inc., 5.13%, 04/01/25(b)		207	216,315
WEX, Inc., 4.75%, 02/01/23(b)		382	390,595

			4,253,018

Security		Par (000)	Value
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44	USD	1,000	$1,176,330

Machinery — 0.1%
SPX FLOW, Inc.(b):
5.63%, 08/15/24		115	121,038
5.88%, 08/15/26		213	225,780
Terex Corp., 5.63%, 02/01/25(b)		455	480,309
Wabash National Corp., 5.50%, 10/01/25(b)		176	177,320

			1,004,447
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33(b)		2,150	2,494,000

Media — 5.2%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	501,493
Altice Financing SA(b):
6.63%, 02/15/23		200	205,000
7.50%, 05/15/26		607	634,315
Altice Luxembourg SA:
7.75%, 05/15/22(b)		400	381,000
6.25%, 02/15/25	EUR	100	111,876
Altice US Finance I Corp., 5.38%, 07/15/23(b)	USD	970	986,975
AMC Networks, Inc.:
5.00%, 04/01/24		114	115,425
4.75%, 08/01/25		206	204,455
Cablevision SA, 6.50%, 06/15/21(b)		222	235,617
Cablevision Systems Corp.:
7.75%, 04/15/18		311	316,443
8.00%, 04/15/20		325	347,750
CBS Radio, Inc., 7.25%, 11/01/24(b)		53	55,783
CCO Holdings LLC/CCO Holdings Capital Corp.(b):
4.00%, 03/01/23		412	411,743
5.13%, 05/01/23		240	248,400
5.13%, 05/01/27		1,708	1,691,987
5.00%, 02/01/28		480	470,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b):
5.13%, 12/15/21		562	562,777
7.75%, 07/15/25		960	1,022,400
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(e)		4,700	4,965,205
Clear Channel International BV, 8.75%, 12/15/20(b)		317	327,303

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22	USD	1,921	$1,938,422
Series B, 7.63%, 03/15/20		443	438,570
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22(e)		2,600	3,413,137
Comcast Corp.:
6.45%, 03/15/37		790	1,050,252
4.60%, 08/15/45		2,000	2,175,326
CSC Holdings LLC:
10.13%, 01/15/23(b)		1,190	1,343,212
5.25%, 06/01/24		430	419,116
10.88%, 10/15/25(b)		764	902,952
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,837,676
3.45%, 03/15/25		210	205,746
DISH DBS Corp.:
6.75%, 06/01/21		350	372,750
5.88%, 07/15/22		470	483,512
5.00%, 03/15/23		264	257,730
5.88%, 11/15/24		34	34,255
7.75%, 07/01/26		655	706,581
DISH Network Corp., 3.38%, 08/15/26		265	295,309
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	123,453
GTT Communications, Inc., 7.88%, 12/31/24(b)	USD	159	167,624
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		64	70,800
5.25%, 08/01/26		324	328,879
6.63%, 08/01/26		139	145,429
iHeartCommunications, Inc.:
9.00%, 12/15/19		91	67,568
9.00%, 03/01/21		9	6,458
10.63%, 03/15/23		649	462,412
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		185	174,825
5.50%, 08/01/23		335	274,281
9.75%, 07/15/25(b)		277	268,344
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	2,062,161
LG Finance Co. Corp., 5.88%, 11/01/24(b)		57	60,206
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	100	131,868
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24(b)	USD	61	60,848
MDC Partners, Inc., 6.50%, 05/01/24(b)		228	229,140

Security		Par (000)	Value
Media (continued)
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(b)	USD	148	$157,250
Numericable Group SA, 5.38%, 05/15/22	EUR	106	128,476
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	USD	55	56,547
SFR Group SA(b):
6.00%, 05/15/22		345	347,805
7.38%, 05/01/26		1,101	1,109,125
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		41	41,461
TCI Communications, Inc., 7.88%, 02/15/26(e)		610	808,758
TEGNA, Inc., 5.50%, 09/15/24(b)		45	46,856
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)		200	200,000
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(b)		167	186,623
Time Warner, Inc., 6.10%, 07/15/40		830	987,194
Tribune Media Co., 5.88%, 07/15/22		182	185,640
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 01/15/25	EUR	100	125,916
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	272	272,000
5.13%, 02/15/25		135	131,456
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	100	127,296
Videotron Ltd., 5.13%, 04/15/27(b)	USD	222	232,545
Virgin Media Finance PLC, 5.75%, 01/15/25(b)		515	526,587
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	138,115
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(b)	USD	303	312,469
4.88%, 01/15/27	GBP	100	138,824
6.25%, 03/28/29		100	146,066
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 09/01/20(b)	USD	520	529,100
Ziggo Bond Finance BV, 5.88%, 01/15/25(b)		260	260,000

			41,501,298
Metals & Mining — 1.8%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(b)		121	128,563
CONSOL Mining Corp., 11.00%, 11/15/25(b)		336	337,680
Constellium NV(b):
5.75%, 05/15/24		582	600,915
5.88%, 02/15/26		269	278,778

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd., 7.00%, 02/15/21(b)	USD	435	$451,312
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		1,480	1,478,150
3.10%, 03/15/20		799	799,999
4.00%, 11/14/21		121	121,666
3.55%, 03/01/22		164	161,745
3.88%, 03/15/23		1,140	1,127,004
5.40%, 11/14/34		278	270,355
5.45%, 03/15/43		683	646,938
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)		399	428,925
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		115	129,605
Kaiser Aluminum Corp., 5.88%, 05/15/24		74	79,365
Kinross Gold Corp.:
4.50%, 07/15/27(b)		82	82,615
6.88%, 09/01/41		45	51,131
Novelis Corp.(b):
6.25%, 08/15/24		823	866,207
5.88%, 09/30/26		830	860,087
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	126,202
Ovako AB, 5.00%, 10/05/22		100	121,328
Rio Tinto Finance USA Ltd., 4.75%, 03/22/42	USD	400	454,871
Steel Dynamics, Inc.:
5.25%, 04/15/23		345	355,453
5.50%, 10/01/24		48	51,091
4.13%, 09/15/25(b)		142	142,355
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(b)		150	158,063
Teck Resources Ltd.:
4.50%, 01/15/21		96	99,240
3.75%, 02/01/23		502	507,020
8.50%, 06/01/24(b)		1,096	1,243,960
6.13%, 10/01/35		61	68,625
6.00%, 08/15/40		300	333,000
5.20%, 03/01/42		418	413,820
5.40%, 02/01/43		188	188,940
thyssenKrupp AG, 1.38%, 03/03/22	EUR	75	90,779
United States Steel Corp.:
8.38%, 07/01/21(b)	USD	215	234,888
6.88%, 08/15/25		125	129,350
Vale Overseas Ltd., 6.25%, 08/10/26		237	274,894

Security		Par (000)	Value
Metals & Mining (continued)
VM Holdings SA, 5.38%, 05/04/27(b)	USD	299	$315,445

			14,210,364
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		448	454,720

Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(b)		145	82,650

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(b)		135	137,531

Oil, Gas & Consumable Fuels — 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		79	87,098
Anadarko Petroleum Corp., 5.55%, 03/15/26		1,500	1,670,073
Andeavor Logistics LP, Series A, 6.88%(c)(h)(i)		232	234,854
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22		45	47,804
4.25%, 12/01/27		250	249,866
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		35	36,138
Antero Resources Corp.:
5.13%, 12/01/22		52	53,300
5.63%, 06/01/23		51	53,168
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(b)		139	151,162
California Resources Corp., 8.00%, 12/15/22(b)		97	71,780
Callon Petroleum Co., 6.13%, 10/01/24		261	268,830
Canadian Natural Resources Ltd., 3.90%, 02/01/25		500	511,645
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		126	128,992
8.25%, 07/15/25		63	68,355
Cenovus Energy, Inc., 4.25%, 04/15/27(b)		400	395,715
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		178	202,030
5.88%, 03/31/25		384	416,160
5.13%, 06/30/27(b)		473	487,781
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		124	127,255

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.(b):
8.00%, 01/15/25	USD	169	$168,155
8.00%, 06/15/27		364	348,639
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		370	396,825
Citgo Holding, Inc., 10.75%, 02/15/20(b)		95	100,462
ConocoPhillips, 6.50%, 02/01/39		600	811,592
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	859,325
CONSOL Energy, Inc.:
5.88%, 04/15/22		1,943	1,986,717
8.00%, 04/01/23		48	51,240
Continental Resources, Inc.:
3.80%, 06/01/24		207	203,895
4.90%, 06/01/44		105	99,750
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(b)		232	242,440
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		20	20,700
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		358	359,790
DCP Midstream LLC(b):
4.75%, 09/30/21		55	56,513
6.45%, 11/03/36		128	136,960
6.75%, 09/15/37		159	170,130
Denbury Resources, Inc.:
5.50%, 05/01/22		118	76,700
4.63%, 07/15/23		15	9,075
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,160,161
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		62	64,635
Diamondback Energy, Inc., 5.38%, 05/31/25		137	141,410
Eclipse Resources Corp., 8.88%, 07/15/23		45	46,013
Endeavor Energy Resources LP/EER Finance, Inc.(b)(h):
5.50%, 01/30/26		87	88,088
5.75%, 01/30/28		160	161,800
Energy Transfer Equity LP:
4.25%, 03/15/23		128	128,960
5.88%, 01/15/24		422	452,595
5.50%, 06/01/27		264	275,220
Energy Transfer LP:
4.75%, 01/15/26		1,250	1,298,247
5.30%, 04/15/47		540	526,304
Energy Transfer Partners LP, 4.05%, 03/15/25		500	500,546
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(b)(k)		165	137,362

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 3.70%, 02/15/26	USD	500	$510,112
EOG Resources, Inc.:
4.15%, 01/15/26		1,000	1,056,739
5.10%, 01/15/36		200	230,479
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		221	163,540
8.00%, 11/29/24(b)		187	187,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 07/15/21(b)		224	236,880
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(b)		281	299,265
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		97	99,668
GNL Quintero SA, 4.63%, 07/31/29(b)		200	208,000
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(b)		350	361,375
Gulfport Energy Corp.:
6.63%, 05/01/23		115	117,587
6.00%, 10/15/24		68	68,255
6.38%, 05/15/25		74	74,555
6.38%, 01/15/26(b)		87	87,435
Halcon Resources Corp., 6.75%, 02/15/25(b)		206	209,090
Hess Corp., 4.30%, 04/01/27		1,100	1,095,447
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(b)		299	306,849
KeySpan Gas East Corp., 5.82%, 04/01/41(b)(e)		1,010	1,305,679
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,810,121
5.05%, 02/15/46		1,750	1,765,986
Marathon Petroleum Corp., 6.50%, 03/01/41(e)		2,049	2,525,218
Matador Resources Co., 6.88%, 04/15/23		570	601,350
MEG Energy Corp.(b):
6.38%, 01/30/23		15	13,744
7.00%, 03/31/24		456	410,400
6.50%, 01/15/25		498	488,040
MidAmerican Energy Co., 5.80%, 10/15/36(e)		1,500	1,906,580
MidAmerican Energy Holdings Co., 5.95%, 05/15/37		1,750	2,241,719

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
6.88%, 08/15/24	USD	177	$190,496
5.88%, 12/01/42		45	44,325
Nabors Industries, Inc., 0.75%, 01/15/24(b)(k)		262	194,535
Newfield Exploration Co., 5.63%, 07/01/24		75	81,000
NGPL PipeCo LLC(b):
4.38%, 08/15/22		127	130,175
4.88%, 08/15/27		31	32,183
7.77%, 12/15/37		316	390,260
Noble Holding International Ltd., 7.75%, 01/15/24		152	131,480
Oasis Petroleum, Inc.:
6.50%, 11/01/21		35	35,438
6.88%, 03/15/22		8	8,150
6.88%, 01/15/23		23	23,431
2.63%, 09/15/23(k)		145	165,481
ONEOK, Inc., 6.00%, 06/15/35		25	28,194
Paramount Resources Ltd., 6.88%, 06/30/23(b)		325	345,719
Parker Drilling Co., 7.50%, 08/01/20		43	39,345
Parsley Energy LLC/Parsley Finance Corp.(b):
6.25%, 06/01/24		48	50,760
5.38%, 01/15/25		209	211,612
5.25%, 08/15/25		52	52,260
5.63%, 10/15/27		101	103,209
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25(b)		143	150,507
PDC Energy, Inc., 5.75%, 05/15/26(b)		125	129,375
Petrobras Global Finance BV:
8.75%, 05/23/26		222	265,012
6.00%, 01/27/28(b)		239	240,434
Petroleos Mexicanos(b):
5.38%, 03/13/22		27	28,863
6.50%, 03/13/27		148	163,207
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22		1,000	1,006,071
Precision Drilling Corp.:
7.75%, 12/15/23		50	51,625
7.13%, 01/15/26(b)		82	82,616
QEP Resources, Inc., 5.25%, 05/01/23		51	51,638
Range Resources Corp.:
5.88%, 07/01/22		244	250,710
5.00%, 08/15/22		53	52,801
5.00%, 03/15/23		88	87,120
4.88%, 05/15/25		80	78,000
Resolute Energy Corp., 8.50%, 05/01/20		279	283,534

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20	USD	565	$591,837
6.88%, 04/15/40		229	257,911
Rowan Cos., Inc.:
4.88%, 06/01/22		50	47,734
4.75%, 01/15/24		32	28,480
7.38%, 06/15/25		484	486,420
RSP Permian, Inc.:
6.63%, 10/01/22		179	188,397
5.25%, 01/15/25		102	104,040
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,963,031
Sanchez Energy Corp.:
7.75%, 06/15/21		322	305,095
6.13%, 01/15/23		204	172,125
SESI LLC, 7.13%, 12/15/21		60	61,275
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		250	251,250
SM Energy Co.:
6.50%, 11/15/21		50	50,375
6.50%, 01/01/23		194	195,940
5.63%, 06/01/25		191	183,837
6.75%, 09/15/26		80	80,900
Southwestern Energy Co.:
6.70%, 01/23/25		70	72,800
7.50%, 04/01/26		124	132,680
7.75%, 10/01/27		162	173,340
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,316,780
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	304,044
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b):
5.50%, 09/15/24		284	294,650
5.50%, 01/15/28		228	234,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		10	10,250
5.13%, 02/01/25		77	78,733
5.38%, 02/01/27		52	53,300
5.00%, 01/15/28(b)		312	309,660
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	551,633
Transocean, Inc., 7.50%, 01/15/26(b)		188	193,170
Weatherford International LLC, 6.80%, 06/15/37		60	48,300

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd.:
6.50%, 08/01/36	USD	143	$114,400
7.00%, 03/15/38		124	103,230
5.95%, 04/15/42		128	97,600
Western Gas Partners LP, 5.38%, 06/01/21		1,425	1,515,813
Whiting Petroleum Corp., 5.00%, 03/15/19		400	403,000
WildHorse Resource Development Corp., 6.88%, 02/01/25		100	102,011
Williams Cos., Inc., 5.75%, 06/24/44		647	681,776
Williams Partners LP:
3.90%, 01/15/25		1,150	1,170,769
4.00%, 09/15/25		750	764,304
WPX Energy, Inc.:
7.50%, 08/01/20		34	36,890
6.00%, 01/15/22		139	143,170
8.25%, 08/01/23		45	50,794
5.25%, 09/15/24		214	210,255
YPF SA, 8.50%, 07/28/25		370	432,530

			54,472,303
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	1,076,296
Norbord, Inc., 6.25%, 04/15/23(b)		120	130,500

			1,206,796
Pharmaceuticals — 1.9%
AbbVie, Inc.:
3.60%, 05/14/25		870	888,921
3.20%, 05/14/26		500	494,699
4.45%, 05/14/46		2,095	2,204,901
Actavis Funding SCS:
3.80%, 03/15/25		3,250	3,276,658
4.55%, 03/15/35		2,140	2,202,285
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24(b)		205	207,050
Endo Finance LLC/Endo Finco, Inc.(b):
5.38%, 01/15/23		62	48,360
6.00%, 07/15/23		315	246,487
Forest Laboratories LLC, 5.00%, 12/15/21(b)		758	813,814
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(b)		128	140,480
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(b)		795	818,850
Mylan NV, 3.95%, 06/15/26		750	747,186

Security		Par (000)	Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	$121,405
Synlab Bondco PLC, 6.25%, 07/01/22		100	126,166
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	222	200,910
Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23	EUR	100	109,398
Valeant Pharmaceuticals International, Inc.(b):
6.38%, 10/15/20	USD	248	247,690
7.50%, 07/15/21		80	79,000
6.75%, 08/15/21		501	489,727
5.63%, 12/01/21		478	444,540
6.50%, 03/15/22		276	289,800
7.25%, 07/15/22		22	21,450
5.88%, 05/15/23		288	251,942
7.00%, 03/15/24		320	342,800
6.13%, 04/15/25		147	126,053
5.50%, 11/01/25		143	144,802

			15,085,374
Real Estate Investment Trusts (REITs) — 1.3%
ERP Operating LP, 4.50%, 06/01/45		1,155	1,248,298
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		124	126,480
HCP, Inc., 4.00%, 06/01/25(e)		2,000	2,057,814
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		67	68,005
iStar, Inc.:
4.63%, 09/15/20		83	84,245
6.00%, 04/01/22		67	69,429
5.25%, 09/15/22		83	83,934
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		1,182	1,264,740
4.50%, 09/01/26		478	481,585
4.50%, 01/15/28(b)		235	233,531
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	161,249
Simon Property Group LP, 4.75%, 03/15/42	USD	1,670	1,824,410
Starwood Property Trust, Inc.:
5.00%, 12/15/21		345	359,231
4.75%, 03/15/25(b)(h)		68	67,830
Trust F/1401, 6.95%, 01/30/44		476	524,195
Ventas Realty LP, 4.13%, 01/15/26		870	904,267

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	USD	550	$584,360

			10,143,603
Real Estate Management & Development — 0.7%
ADLER Real Estate AG, 2.13%, 02/06/24	EUR	100	117,812
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	USD	124	127,720
Howard Hughes Corp., 5.38%, 03/15/25(b)		148	152,070
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(e)		4,600	4,382,448
Realogy Group LLC/Realogy Co-Issuer Corp.(b):
5.25%, 12/01/21		133	138,320
4.88%, 06/01/23		335	337,512
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	122,001

			5,377,883
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(b)	USD	261	262,631
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40(e)		1,890	2,412,244
CSX Corp., 4.75%, 05/30/42		350	386,479
EC Finance PLC, 2.38%, 11/15/22	EUR	100	122,023
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	254	273,685
7.75%, 06/01/24		82	89,798
Hertz Corp., 7.63%, 06/01/22(b)		102	105,287
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		5,000	5,500,000
Loxam SAS, 3.50%, 05/03/23	EUR	100	124,351
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	72	74,160
5.50%, 07/15/25		93	98,929
4.63%, 10/15/25		349	355,631
4.88%, 01/15/28		128	129,440

			9,934,658
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	57,630
Analog Devices, Inc.:
3.90%, 12/15/25		470	489,767
3.50%, 12/05/26		345	347,153
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(b)		2,850	2,792,734

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.(k):
1.63%, 02/15/25	USD	47	$79,283
2.13%, 12/15/37		40	148,425
Micron Technology, Inc.:
5.25%, 01/15/24(b)		27	28,147
5.50%, 02/01/25		7	7,403
Series G, 3.00%, 11/15/43		253	375,231
Microsemi Corp., 9.13%, 04/15/23(b)		14	15,838
NXP BV/NXP Funding LLC(b):
4.13%, 06/15/20		420	431,681
4.13%, 06/01/21		278	285,817
3.88%, 09/01/22		200	203,750
5.75%, 03/15/23		260	269,100
ON Semiconductor Corp., 1.00%, 12/01/20(k)		185	228,706
QUALCOMM, Inc., 4.65%, 05/20/35		250	259,993
Sensata Technologies BV, 5.00%, 10/01/25(b)		330	352,275

			6,372,933
Software — 2.0%
ACI Worldwide, Inc., 6.38%, 08/15/20(b)		320	326,400
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		323	326,937
CA, Inc., 3.60%, 08/15/22		705	712,511
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(b)		280	313,600
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(b)		31	31,000
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(b)(f)		305	312,625
Infor US, Inc., 6.50%, 05/15/22		1,096	1,128,880
Informatica LLC, 7.13%, 07/15/23(b)		492	501,840
Microsoft Corp., 3.50%, 11/15/42(e)		4,000	3,995,113
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		39	39,546
6.00%, 07/01/24		182	194,740
5.63%, 12/15/26(b)		81	84,848
Oracle Corp., 5.38%, 07/15/40(e)		3,025	3,720,675
PTC, Inc., 6.00%, 05/15/24		125	134,063
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)(e)		135	144,788
RP Crown Parent LLC, 7.38%, 10/15/24(b)		210	218,925

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(b)	USD	1,122	$1,262,250
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(b)		210	218,400
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23		238	251,685
TIBCO Software, Inc., 11.38%, 12/01/21(b)		553	601,387
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 02/01/23	EUR	100	124,976
7.50%, 02/01/23(b)	USD	600	630,000
10.50%, 02/01/24(b)		600	628,500

			15,903,689
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		244	254,370
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		231	233,887
Group 1 Automotive, Inc.:
5.00%, 06/01/22		110	113,438
5.25%, 12/15/23(b)		13	13,455
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,198,361
JC Penney Corp., Inc.:
8.13%, 10/01/19		28	28,350
6.38%, 10/15/36		14	8,400
7.40%, 04/01/37		39	24,570
L Brands, Inc., 6.88%, 11/01/35		251	253,510
Lowe’s Cos, Inc., 4.38%, 09/15/45		1,000	1,080,462
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	22,385
PetSmart, Inc., 5.88%, 06/01/25(b)		93	79,980
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	128,157

			4,439,325
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46(e)	USD	2,400	2,740,617
Dell International LLC/EMC Corp.(b):
4.42%, 06/15/21		20	20,882
7.13%, 06/15/24		438	476,128
6.02%, 06/15/26		110	120,924
8.35%, 07/15/46		45	56,623
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,562,092
Riverbed Technology, Inc., 8.88%, 03/01/23(b)		133	125,186

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.:
7.38%, 04/01/23(b)	USD	638	$693,825
10.50%, 04/01/24		117	135,895

			5,932,172
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	54	69,673
Springs Industries, Inc., 6.25%, 06/01/21	USD	36	36,810

			106,483
Thrifts & Mortgage Finance — 0.0%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	139,865
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b):
5.25%, 03/15/22	USD	23	23,748
5.25%, 10/01/25		144	143,640

			307,253
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38		516	882,940
10.20%, 02/06/39		894	1,551,684
5.38%, 01/31/44(e)		4,030	4,816,616
3.88%, 09/16/46		1,250	1,218,178
Reynolds American, Inc.:
4.45%, 06/12/25		635	676,937
7.00%, 08/04/41		1,000	1,339,334
5.85%, 08/15/45		1,500	1,828,462

			12,314,151
Transportation Infrastructure — 0.3%
CEVA Group PLC, 7.00%, 03/01/21(b)		310	299,150
CMA CGM SA, 7.75%, 01/15/21	EUR	100	124,313
I 595 Express LLC, 3.31%, 12/31/31(d)(l)	USD	899	862,412
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26(b)		490	482,339
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)		370	399,600
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(b)		580	602,536

			2,770,350
Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(b)		370	402,005
AES Panama SRL, 6.00%, 06/25/22(b)		228	239,512
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	100	124,307

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Utilities (continued)
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)	USD	370	$411,329
Stoneway Capital Corp., 10.00%, 03/01/27(b)(e)		530	565,775

			1,742,928
Wireless Telecommunication Services — 2.0%
CoreCivic, Inc., 4.75%, 10/15/27		96	94,560
Crown Castle Towers LLC, 6.11%, 01/15/40(b)		3,155	3,340,497
CyrusOne LP/CyrusOne Finance Corp.(b):
5.00%, 03/15/24		356	370,240
5.38%, 03/15/27		35	36,663
Digicel Group Ltd., 8.25%, 09/30/20(b)		223	214,861
Digicel Ltd., 6.00%, 04/15/21(b)		1,550	1,495,207
Equinix, Inc., 2.88%, 10/01/25	EUR	100	121,432
GEO Group, Inc.:
5.13%, 04/01/23	USD	278	279,390
6.00%, 04/15/26		40	41,500
Matterhorn Telecom SA, (3 mo. Euribor + 3.25%), 3.25%, 02/01/23(a)	EUR	90	108,073
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(b)	USD	152	145,540
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,247,713
SBA Communications Corp., 4.88%, 09/01/24		112	115,920
Sprint Capital Corp.:
6.90%, 05/01/19		140	147,175
6.88%, 11/15/28		498	511,072
8.75%, 03/15/32		621	718,807
Sprint Communications, Inc.:
7.00%, 03/01/20(b)		609	652,391
6.00%, 11/15/22		200	202,000
Sprint Corp.:
7.88%, 09/15/23		511	550,602
7.13%, 06/15/24		822	855,398
7.63%, 02/15/25		356	378,072
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)		247	248,927

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	132	$135,630
6.00%, 03/01/23		205	215,081
6.63%, 04/01/23		151	157,984
6.84%, 04/28/23		40	42,000
6.50%, 01/15/24		240	254,700
6.00%, 04/15/24		306	325,890
6.38%, 03/01/25		37	39,718
5.13%, 04/15/25		135	141,075
5.38%, 04/15/27		81	86,670
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		287	274,802
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(b)(f)		79	84,135

			15,633,725

Total Corporate Bonds — 71.2% (Cost — $534,921,743)			569,961,122

Floating Rate Loan Interests — 1.6%

Aerospace & Defense — 0.1%
Accudyne Industries LLC, 2017 Term Loan, 5.08%, 08/02/24(l)		331	332,380
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, 10.37%, 04/28/22(l)		40	40,450

			372,830
Air Freight & Logistics — 0.0%
CEVA Group PLC, Letter of Credit, 6.50%, 03/19/21(d)(l)		18	16,902
CEVA Intercompany BV, Dutch Term Loan, 6.88%, 03/19/21(l)		19	17,636
CEVA Logistics Canada ULC, Canadian Term Loan, 6.88%, 03/19/21(l)		3	2,631
CEVA Logistics US Holdings, Inc., Term Loan, 6.88%, 03/19/21(l)		26	25,065

			62,234
Auto Components — 0.0%
USI, Inc.:
2017 Repriced Term Loan, 1.00%, 05/16/24(l)		56	55,720

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks — 0.0%
Capri Finance LLC, 1st Lien Term Loan, 4.63%, 11/01/24(l)	USD	71	$70,778

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, 4.33%, 01/31/24(l)		81	81,268
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, 4.83%, 06/28/24(l)		35	35,117
H.B. Fuller Co., 2017 Term Loan B, 3.53%, 10/12/24(l)		189	189,682
Tronox Blocked Borrower LLC, Term Loan B, 4.32%, 09/22/24(l)		23	23,159
Tronox Finance LLC, Term Loan B, 4.32%, 09/22/24(l)		53	53,443

			382,669
Commercial Services & Supplies — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, 7.35%, 08/04/25(l)		93	95,348
West Corp., 2017 Term Loan, 5.35%, 10/10/24(l)		362	361,146

			456,494
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 5.63%, 06/21/24(l)		1,135	1,139,635

Construction Materials — 0.0%
Core & Main LP, 2017 Term Loan B, 4.46%, 08/01/24(l)		86	86,484

Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, 4.60%, 07/12/24(l)		41	41,205
Laureate Education, Inc., 2017 Term Loan B, 5.85%, 04/26/24(l)		80	80,122

			121,327
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 2017 Term Loan B, 2.75%, 01/31/25		516	493,750
Lumos Networks Operating Co.(l):
1st Lien Term Loan B, 3.25%, 10/16/24		42	42,070

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumos Networks Operating Co.(l) (continued):
Topco Term Loan, 3.25%, 10/16/24	USD	41	$40,977

			576,797
Electrical Equipment — 0.0%
Gates Global LLC, 2017 USD Repriced Term Loan B, 1.00%, 04/01/24(l)		197	198,123

			198,123
Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., Term Loan, 8.99%, 11/02/22(l)		420	420,525
Weatherford International Ltd., Term Loan, 3.65%, 07/13/20(l)		182	176,682

			597,207
Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, 4.74%, 10/09/23(l)		41	41,202

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan, 4.60%, 06/08/20(l)		270	267,585
Immucor, Inc., Extended Term Loan B, 6.31%, 06/15/21(l)		513	520,563
Ortho-Clinical Diagnostics SA, Term Loan B, 5.08%, 06/30/21(l)		20	19,883

			808,031
Health Care Providers & Services — 0.0%
Team Health Holdings, Inc., 1st Lien Term Loan, 4.10%, 02/06/24(l)		32	31,104

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.85%, 10/11/20(l)		1,358	1,356,690
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 2.75%, 09/27/24(l)		382	383,910

			1,740,600
Household Products — 0.0%
Diamond (BC) B.V., Term Loan, 4.42%, 09/06/24(l)		76	76,044

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Industrial Conglomerates — 0.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.35%, 11/30/23(l)	USD	155	$156,281
Sequa Corp., 1st Lien Term Loan, 6.87%, 11/28/21(l)		115	115,429

			271,710
Insurance — 0.0%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.58%, 08/12/22(l)		81	81,067
Davis Vision Inc., 1st Lien Term Loan B, 3.50%, 11/01/24(l)		59	59,295

			140,362
IT Services — 0.0%
Peak 10, Inc.(l):
2017 1st Lien Term Loan, 4.82%, 08/01/24		102	102,159
2017 2nd Lien Term Loan, 8.63%, 08/01/25		43	43,466

			145,625
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.(l):
2017 1st Lien Term Loan, 4.58%, 08/30/24		102	102,298
2017 2nd Lien Term Loan, 8.33%, 08/30/25		17	17,212

			119,510
Machinery — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan, 4.85%, 08/05/24(l)		38	38,095

Media — 0.1%
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.51%, 07/17/25(l)		38	37,724
iHeartCommunications, Inc., Term Loan D, 8.08%, 01/30/19(l)		124	93,726
Intelsat Jackson Holdings SA, Term Loan B2, 4.07%, 06/30/19(l)		675	672,238

Security		Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, 2017 Term Loan, 1.00%, 01/15/26(l)	USD	100	$100,058

			903,746
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, 4.49%, 10/25/20(l)		187	152,580

Oil, Gas & Consumable Fuels — 0.2%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.38%, 10/31/24(l)		190	191,721
California Resources Corp., 2017 1st Lien Term Loan, 4.75%, 11/08/22(l)		323	317,512
Chesapeake Energy Corp., Term Loan, 8.95%, 08/23/21(l)		829	881,596
Medallion Midland Acquisition LLC, 1st Lien Term Loan, 4.56%, 10/30/24(d)(l)		86	86,108
Vine Oil & Gas LP, Term Loan B, 8.22%, 12/12/21(d)(l)		189	186,165

			1,663,102
Professional Services — 0.0%
Information Resources, Inc., 1st Lien Term Loan, 5.62%, 01/18/24(l)		49	49,039

Software — 0.3%
Applied Systems, Inc. (l):
2017 1st Lien Term Loan, 4.57%, 09/19/24		89	89,865
2017 2nd Lien Term Loan, 8.32%, 09/19/25		21	21,583
BMC Software Finance, Inc., 2017 Term Loan, 5.10%, 09/10/22(l)		260	260,191
Cypress Intermediate Holdings, Inc.(l):
2017 1st Lien Term Loan, 4.35%, 04/27/24		75	75,400
2017 2nd Lien Term Loan, 8.10%, 04/27/25		23	23,546
Digicel International Finance Ltd., 2017 Term Loan B, 5.08%, 05/28/24(l)		279	279,070
Infor (US), Inc., Term Loan B6, 4.08%, 02/01/22(l)		148	147,378
Kronos, Inc., 2nd Lien Term Loan, 9.63%, 11/01/24(l)		352	363,001
McAfee LLC, 2017 Term Loan B, 5.83%, 09/30/24(l)		199	199,840

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Mitchell International, Inc.(l):
2017 1st Lien Term Loan, 3.50%, 11/20/24	USD	181	$181,330
2017 2nd Lien Term Loan, 7.50%, 11/20/25		101	101,715
2017 Delayed Draw Term Loan, 3.50%, 11/20/24		15	14,838
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 5.04%, 04/26/24(l)		35	34,731
Tempo Acquisition LLC, Term Loan, 4.35%, 05/01/24(l)		174	173,245
Veritas Bermuda Ltd., Repriced Term Loan B, 5.83%, 01/27/23(l)		467	466,573

			2,432,306
Specialty Retail — 0.0%
Belron SA, Term Loan B, 3.89%, 11/07/24(l)		85	85,558

Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, 6.58%, 08/12/22(d)(l)		185	186,564

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, 2.75%, 08/23/24(l)		92	92,173

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, 3.00%, 11/07/24(d)(l)		55	55,413

Total Floating Rate Loan Interests — 1.6% (Cost — $13,062,305)			13,153,062

Foreign Agency Obligations — 4.5%
Argentine Republic Government International Bond:
5.63%, 01/26/22		414	434,493
7.50%, 04/22/26		3,875	4,380,688
6.88%, 01/26/27		969	1,059,117
7.63%, 04/22/46		3,121	3,498,641
Bahrain Government International Bond, 6.75%, 09/20/29(b)		230	225,104
Brazilian Government International Bond, 6.00%, 04/07/26		786	873,639
Colombia Government International Bond, 3.88%, 04/25/27	USD	550	557,975
Cyprus Government International Bond, 4.63%, 02/03/20(b)	EUR	1,210	1,567,821

Security		Par (000)	Value
Egypt Government International Bond:
5.75%, 04/29/20	USD	1,119	$1,167,439
8.50%, 01/31/47(b)		291	332,712
Hellenic Republic Government Bond(j):
3.00%, 02/24/23	EUR	9	10,212
3.00%, 02/24/24		9	9,977
3.00%, 02/24/25		9	9,813
3.00%, 02/24/26		9	9,655
3.00%, 02/24/27		9	9,526
3.00%, 02/24/28		9	9,254
3.00%, 02/24/29		9	9,022
3.00%, 02/24/30		9	8,866
3.00%, 02/24/31		9	8,726
3.00%, 02/24/32		9	8,615
3.00%, 02/24/33		9	8,497
3.00%, 02/24/34		9	8,398
3.00%, 02/24/35		9	8,351
3.00%, 02/24/36		9	8,253
3.00%, 02/24/37		9	8,261
3.00%, 02/24/38		9	8,284
3.00%, 02/24/39		9	8,295
3.00%, 02/24/40		9	8,239
3.00%, 02/24/41		9	8,316
3.00%, 02/24/42		9	8,344
Iceland Government International Bond, 5.88%, 05/11/22(e)	USD	3,555	4,010,808
Indonesia Government International Bond:
3.75%, 04/25/22		566	583,324
4.75%, 01/08/26		908	983,330
Italian Government International Bond, 5.38%, 06/15/33		2,925	3,385,258
Lebanon Government International Bond, 6.85%, 03/23/27		577	549,230
Mexican Bonos:
8.00%, 06/11/20	MXN	3,100	169,799
7.50%, 06/03/27		11,900	648,291
Portugal Government International Bond, 5.13%, 10/15/24(b)(e)	USD	3,970	4,232,536
Republic of South Africa Government International Bond:
5.50%, 03/09/20		702	737,774
5.88%, 05/30/22		672	731,674
4.88%, 04/14/26		288	288,143
Russian Foreign Bond - Eurobond:
4.88%, 09/16/23		400	434,800
4.75%, 05/27/26		1,000	1,058,036
4.75%, 05/27/26(b)		400	423,214
Slovenia Government International Bond, 5.85%, 05/10/23(b)		864	996,014

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Turkey Government International Bond:
7.00%, 06/05/20	USD	593	$638,365
5.63%, 03/30/21		467	489,346
5.13%, 03/25/22		739	762,064
7.38%, 02/05/25		186	211,845
6.00%, 03/25/27		282	295,907

Total Foreign Agency Obligations — 4.5% (Cost — $34,453,005)			35,904,291

Municipal Bonds — 3.1%

California — 0.8%
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40		1,900	2,525,575
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 04/01/39		280	433,322
7.63%, 03/01/40		1,720	2,659,275
University of California, RB, Build America Bonds, 5.95%, 05/15/45		885	1,146,933

			6,765,105
Georgia — 0.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A		2,000	2,433,800

Illinois — 0.3%
State of Illinois, GO, Pension		2,000	1,987,600

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds		2,535	3,300,646

New York — 1.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 06/15/43		930	1,032,207
Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,884,200
Water & Sewer System, Series EE, 5.38%, 06/15/43		770	848,910
Metropolitan Transportation Authority, RB, Build America Bonds, Series C		1,295	1,990,234
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 03/15/39		1,100	1,365,342
5.60%, 03/15/40		1,900	2,419,441

Security		Par (000)		Value
New York (continued)
Port Authority of New York & New Jersey, RB, 159th Series	USD	780,000		$997,004

				10,537,338

Total Municipal Bonds — 3.1% (Cost — $20,478,608)				25,024,489

Non-Agency Mortgage-Backed Securities — 9.0%

Collateralized Mortgage Obligations — 0.5%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		630		562,755
Collateralized Mortgage Obligation Trust, Series 40, Class R, 571.43%, 04/01/18(d)		—	(n)	—
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,200		1,196,423
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 1.47%, 03/20/47(a)		882		752,752
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, (1 mo. LIBOR US + 0.20%), 1.53%, 04/25/46(a)		—	(n)	—
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.35%, 07/27/36(b)(c)		15		15,072
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.82%, 06/19/35(c)		342		333,286
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		62		98,807
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		215		197,702
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		79		66,515
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.63%, 05/25/36(c)		605		565,942

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 1.77%, 05/25/47(a)	USD	210	$200,858

			3,990,112
Commercial Mortgage-Backed Securities — 8.4%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(b)(c)		4,170	4,224,061
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.27%, 09/10/46(c)		7,183	7,843,088
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,618	1,656,071
Commercial Mortgage Trust:
Series 2013-300P, Class A1, 4.35%, 08/10/30(b)		1,330	1,428,597
Series 2013-CR11, Class B, 5.33%, 08/10/50(c)		7,000	7,549,998
Series 2013-LC6, Class B, 3.74%, 01/10/46		1,390	1,403,400
Series 2015-3BP, Class A, 3.18%, 02/10/35(b)		7,570	7,629,285
Series 2015-CR22, Class C, 4.26%, 03/10/48(c)		5,000	5,043,295
Series 2015-LC19, Class C, 4.40%, 02/10/48(c)		3,500	3,519,056
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 02/10/34(b)(c)		4,585	4,679,144
CSAIL Commercial Mortgage Trust, Series 2015-C1(c):
Class B, 4.04%, 04/15/50		1,110	1,131,962
Class C, 4.44%, 04/15/50		1,000	1,023,521
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34(b)(c)		6,170	6,206,840
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(b)		2,505	2,544,634
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 07/15/41		4	4,229
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(c)		4,800	4,689,337

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 07/13/29(b)(c)	USD	3,200	$3,132,258
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,395	1,459,696
Class C, 5.06%, 08/15/45(c)		1,795	1,853,869

			67,022,341
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.99%, 07/10/48(c)		19,229	781,892

Total Non-Agency Mortgage-Backed Securities — 9.0% (Cost — $70,440,587)			71,794,345

Preferred Securities – 12.7%

Capital Trusts — 11.5%
Auto Components — 0.0%
General Motors Financial Co., Inc., Series A, 5.75%(c)(i)		264	271,218

Banks — 3.3%
ABN AMRO Bank NV, 5.75%(g)(i)		200	260,367
Banco Bilbao Vizcaya Argentaria SA, 6.13%(c)(i)		2,000	2,050,000
Banco Santander SA, 6.25%(g)(i)		100	124,232
BNP Paribas SA, 7.20%(b)(g)(i)		2,000	2,317,500
Capital One Financial Corp., Series E, 5.55%(g)(i)		3,500	3,648,750
CIT Group, Inc., Series A, 5.80%(g)(i)		323	333,094
Citigroup, Inc.(g)(i):
Series M, 6.30%		4,000	4,326,000
Series P, 5.95%		2,100	2,262,750
Series Q, 5.95%		100	104,888
Series R, 6.13%		605	645,081
Cooperatieve Rabobank UA, 6.63%(g)(i)		200	276,011
Credit Agricole SA(b)(g)(i):
6.63%		1,400	1,456,997
7.88%		1,000	1,134,030
Intesa Sanpaolo SpA, 7.00%(g)(i)		200	264,430
Nordea Bank AB, 6.13%(b)(g)(i)		2,960	3,189,400
Wells Fargo & Co.(g)(i):
Series S, 5.90%		3,510	3,799,575
Series U, 5.88%		430	477,300

			26,670,405

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series P, 5.00%(c)(i)	USD	545	$540,912
Morgan Stanley, Series H, 5.45%(g)(i)		2,627	2,706,861
State Street Corp., Series F, 5.25%(g)(i)		2,000	2,102,000

			5,349,773
Chemicals — 0.0%
Lanxess AG, 4.50%(g)(i)		50	66,160
Solvay Finance SA, 5.12%(g)(i)		100	133,546

			199,706
Diversified Financial Services — 5.0%
ATF Netherlands BV, 3.75%(g)(i)		100	124,572
Bank of America Corp.(g)(i):
Series AA, 6.10%		200	221,750
Series V, 5.13%		385	394,625
Series X, 6.25%		4,620	5,116,650
Bank of New York Mellon Corp.(g)(i):
Series D, 4.50%		8,400	8,410,500
Series E, 4.95%		2,000	2,072,500
Barclays PLC, 7.25%(g)(i)		200	293,809
Credit Suisse Group AG, 5.75%(g)(i)		200	217,119
HBOS Capital Funding LP, 6.85%(i)		100	102,139
HSBC Holdings PLC, 6.00%(g)(i)		435	456,968
HSH Nordbank AG, 7.25%(i)		20	10,470
HT1 Funding GmbH, 1.84%(g)(i)		20	23,236
JPMorgan Chase & Co.(g)(i):
Series 1, 7.90%		7,000	7,086,940
Series Q, 5.15%		3,000	3,120,000
Series U, 6.13%		500	553,885
Series V, 5.00%		6,710	6,886,137
Orange SA, 5.75%(g)(i)		100	150,617
Royal Bank of Scotland Group PLC, 8.63%(g)(i)		200	225,500
Societe Generale SA(b)(g)(i):
6.00%		3,000	3,060,000
7.88%		1,000	1,130,000

			39,657,417
Diversified Telecommunication Services — 0.1%
SoftBank Group Corp., 6.00%(g)(i)		215	213,336
Telefonica Europe BV, 4.20%(g)(i)		200	251,404

			464,740

Security		Par (000)	Value
Electric Utilities — 0.6%
ComEd Financing III, 6.35%(i)	USD	300	$330,000
Electricite de France SA, 5.25%(b)(g)(i)		4,200	4,286,100
Enel SpA(g)(i):
5.00%		100	129,142
7.75%		100	154,513
Gas Natural Fenosa Finance BV, 4.13%(g)(i)		100	129,856

			5,029,611
Food & Staples Retailing — 0.0%
Danone SA, 1.75%(c)(i)		100	118,918

Industrial Conglomerates — 0.3%
General Electric Co., Series D, 5.00%(g)(i)		2,131	2,210,913

Insurance — 1.5%
Allstate Corp.(g)(i):
5.75%		2,000	2,180,000
6.50%		4,100	4,940,500
Voya Financial, Inc., 5.65%(g)(i)		4,500	4,752,000

			11,872,500

Total Capital Trusts — 11.5% (Cost — $87,086,136)			91,845,201

Preferred Stocks — 1.1%

Banks — 0.4%
Wells Fargo & Co.(g):
Series Q, 5.85%		75,000	2,046,000
Series Y, 5.63%		50,000	1,295,000

			3,341,000
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%(g)		92,000	2,496,880
Morgan Stanley, Series K, 5.85%(g)		72,411	1,957,269
SCE Trust III, Series H, 5.75%(g)(i)		25,314	693,351

			5,147,500
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25%(c)		10,000	66,900

Total Preferred Stocks — 1.1% (Cost — $7,952,925)			8,555,400

Trust Preferreds — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		29,583	806,693

Total Trust Preferreds — 0.1% (Cost — $779,529)			806,693

Total Preferred Securities — 12.7% (Cost — $95,818,590)			101,207,294

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

U.S. Government Sponsored Agency Securities — 12.7%

U.S. Government Sponsored Agency Securities — 12.7%
Agency Obligations — 1.4%
Fannie Mae, 5.63%, 07/15/37(e)	USD	1,600		$2,215,145
Federal Home Loan Bank(e):
5.25%, 12/09/22		1,375		1,572,299
5.37%, 09/09/24		2,175		2,574,867
Residual Funding Corp., 0.00%, 04/15/30(m)		6,055		4,241,855
Resolution Funding Corp., 0.01%, 07/15/18 - 10/15/18(m)		1,050		1,036,257

				11,640,423
Collateralized Mortgage Obligations — 4.1%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,657,386
Series 2005-5, Class PK, 5.00%, 12/25/34		101		103,381
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 23.16%, 08/25/21(a)		3		3,110
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 896.74%, 12/25/21(a)		—	(n)	10
Series G-17, Class S, 944.49%, 06/25/21(c)		—	(n)	—
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 994.84%, 03/25/21(a)		—	(n)	93
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(n)	—
Series 1991-46, Class S, (1 mo. LIBOR + 2519.00%), 2,215.00%, 05/25/21(a)		—	(n)	—
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 06/15/44		2,830		3,019,306
Series 4549, Class TZ, 4.00%, 11/15/45		2,654		2,816,119
Series 4398, Class ZX, 4.00%, 09/15/54		8,709		9,275,389
Series 0173, Class R, 9.00%, 11/15/21(d)		—	(n)	—
Series 0173, Class RS, 11.10%, 11/15/21(c)(d)		—	(n)	2
Series 1057, Class J, 1,008.00%, 03/15/21		—	(n)	—
Series 0192, Class U, 1,009.03%, 02/15/22(c)		—	(n)	—

Security		Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	USD	6,057		$6,320,363
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 02/20/44		8,858		9,343,183

				32,538,342
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K013, Class A2, 3.97%, 01/25/21(c)		1,870		1,961,045

Interest Only Collateralized Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(a)		33		760
Series 2012-96, Class DI, 4.00%, 02/25/27		4,873		390,112
Series 2012-M9, Class X1, 4.02%, 12/25/17(c)		373		39
Series 2012-47, Class NI, 4.50%, 04/25/42		4,980		1,093,404
Series G92-05, Class H, 9.00%, 01/25/22		—	(n)	10
Series 094, Class 2, 9.50%, 08/25/21		—	(n)	20
Series 1990-136, Class S, 18.75%, 11/25/20(a)		1		1
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(n)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(n)	—
Series G-10, Class S, 962.45%, 05/25/21(a)		—	(n)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(n)	—
Series G-12, Class S, (1 mo. LIBOR + 1175.53%), 1,021.03%, 05/25/21(a)		—	(n)	—
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.65%, 12/25/18(c)		4,646		51,247
Series 2611, Class QI, 5.50%, 09/15/32		283		8,763
Series 1254, Class Z, 8.50%, 04/15/22		17		2,382

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 39.37%, 02/15/21(a)	USD	1		$1
Series 1054, Class I, (1 mo. LIBOR + 881.40%), 772.58%, 03/15/21(a)		—	(n)	—
Series 0176, Class M, 1,010.00%, 07/15/21		—	(n)	—
Series 1148, Class E, (1 mo. LIBOR + 1196.85%), 1,049.43%, 10/15/21(a)		—	(n)	—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(n)	—
Series 0019, Class R, 6,696.22%, 03/15/20(c)(d)		—	(n)	—
Series 0075, Class RS, 253.40%(c)(d)		—	(n)	—
Ginnie Mae Mortgage-Backed Securities(a):
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 4.92%, 09/20/32		5,136		546,616
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 5.21%, 12/16/39		1,864		266,399
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 5.41%, 04/16/41		14,595		2,528,480

				4,888,234
Mortgage-Backed Securities — 6.4%
Fannie Mae Mortgage-Backed Securities(e):
3.00%, 8/01/43		9,858		9,885,670
4.00%, 12/01/41 - 11/01/47		24,158		25,568,731
4.50%, 07/01/41 - 04/01/42		10,778		11,550,844
5.00%, 8/01/34		1,845		2,015,020
5.50%, 6/01/38		893		991,089
6.00%, 12/01/38		758		857,171
Freddie Mac Mortgage-Backed Securities, 6.00%, 12/01/17 - 12/01/18		9		9,848
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		56		61,795

Security		Par (000)		Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued):
8.00%, 7/15/24	USD	—	(n)	$93

				50,940,261
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(m):
Series 1993-51, Class E, 0.00%, 02/25/23		6		5,914
Series 203, Class 1, 0.00%, 02/25/23		2		1,784
Series 1993-70, Class A, 0.00%, 05/25/23		1		968
Series 0228, Class 1, 0.00%, 06/25/23		2		1,510

				10,176

Total U.S. Government Sponsored Agency Securities — 12.7% (Cost — $99,984,254)				101,978,481

U.S. Treasury Obligations — 15.5%
U.S. Treasury Bonds(e):
3.00%, 11/15/44		61,400		63,465,055
2.50%, 02/15/46		64,500		60,284,824

Total U.S. Treasury Obligations — 15.5% (Cost — $128,261,018)				123,749,879

Total Long-Term Investments — 141.4% (Cost — $1,084,193,643)				1,131,527,513

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96% (o)(p)		14,102,656		14,102,656

Total Short-Term Securities — 1.8% (Cost — $14,102,656)				14,102,656

Options Purchased — 0.5% (Cost — $5,801,902)				3,918,708

Total Investments Before Options Written — 143.7% (Cost — $1,104,098,201)				1,149,548,877

Options Written (Premiums Received — $4,130,241) — (0.4)%				(3,087,977)

Total Investments, Net of Options Written — 143.3% (Cost — $1,099,967,960)				1,146,460,900
Liabilities in Excess of Other Assets — (43.3)%				(346,570,146)

Net Assets — 100.0%				$799,890,754

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	When-issued security.
(i)	Perpetual security with no stated maturity date.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Convertible security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Zero-coupon bond.
(n)	Amount is less than $500.
(o)	Annualized 7-day yield as of period end.
(p)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,374,729	9,727,926	14,102,656	$14,102,656	$21,935	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
EUR	Euro
FNMA	Federal National Mortgage Association
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
RB	Revenue Bonds
SEK	Swedish Krona
USD	U.S. Dollar

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.28%	12/19/16	Open	$1,011,169	$1,021,241	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.28%	12/19/16	Open	809,375	817,437	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.28%	12/19/16	Open	1,318,625	1,331,759	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.28%	12/19/16	Open	614,831	620,955	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	1.21%	12/29/16	Open	60,555,750	61,087,228	U.S. Treasury Obligations	Open/Demand
Deutsche Bank AG	1.14%	02/27/17	Open	22,562,500	22,738,588	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	1.59%	04/06/17	Open	7,780,528	7,857,775	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	04/06/17	Open	7,038,550	7,108,431	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	04/06/17	Open	7,670,085	7,746,236	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	04/06/17	Open	2,655,250	2,681,612	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.61%	06/15/17	Open	802,000	807,918	Corporate Bonds	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.22%	06/15/17	Open	1,311,500	1,318,776	U.S. Government Sponsored Agency Securities	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.22%	06/15/17	Open	788,906	793,260	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	3,648,000	3,672,928	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	3,665,000	3,690,044	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	8,069,000	8,124,138	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.50%	06/19/17	Open	3,945,000	3,971,958	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.75%	06/19/17	Open	3,823,000	3,853,478	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,329,300	3,353,415	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	2,586,000	2,604,731	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,558,938	3,584,716	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	2,472,500	2,490,409	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,251,250	3,274,800	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,080,000	3,102,309	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	7,128,138	7,179,769	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	4,579,375	4,612,545	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,660,000	3,686,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	3,315,000	3,339,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/19/17	Open	4,634,500	4,668,069	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	1.24%	06/20/17	Open	28,687,500	28,836,157	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,867,500	1,880,779	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,930,000	1,943,809	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,807,500	1,820,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,555,750	1,566,881	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	2,091,000	2,105,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,641,500	1,653,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	4,850,000	4,884,702	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	2,480,000	2,497,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	2,300,002	2,316,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	2,286,900	2,303,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	3,306,250	3,329,906	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	1,928,180	1,941,976	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	06/21/17	Open	2,002,725	2,017,055	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/27/17	Open	1,220,837	1,228,714	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/27/17	Open	590,200	594,008	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/27/17	Open	2,544,012	2,560,427	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	06/27/17	Open	1,564,875	1,574,972	Corporate Bonds	Open/Demand

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	1.50%	06/27/17	Open	$2,369,327	$2,385,291	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	08/30/17	Open	3,509,000	3,523,258	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	08/30/17	Open	1,901,250	1,908,975	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	08/30/17	Open	2,154,375	2,163,129	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	08/30/17	Open	2,227,500	2,236,551	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.95%	09/12/17	Open	6,960,000	6,990,160	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	09/29/17	Open	1,584,000	1,588,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	09/29/17	Open	1,644,750	1,649,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	09/29/17	Open	1,850,000	1,855,148	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	09/29/17	Open	3,885,700	3,896,512	Corporate Bonds	Open/Demand
UBS Securities LLC	1.55%	10/04/17	Open	3,804,917	3,814,254	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	1.60%	10/04/17	Open	3,875,514	3,885,332	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	1.75%	10/04/17	Open	2,654,718	2,662,202	Corporate Bonds	Open/Demand
UBS Securities LLC	1.75%	10/04/17	Open	341,325	342,287	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.67%	10/05/17	Open	4,135,000	4,145,934	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.67%	10/05/17	Open	5,225,000	5,238,816	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.75%	10/05/17	Open	4,604,000	4,616,757	Corporate Bonds	Open/Demand
Citigroup Global Market, Inc.	0.25%	11/01/17	Open	225,000	224,955	Corporate Bonds	Open/Demand
Citigroup Global Market, Inc.	0.75%	11/01/17	Open	195,435	195,317	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	11/03/17	Open	134,047	134,074	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	2,376,000	2,377,940	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	962,000	962,786	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	1,965,000	1,966,605	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	2,950,000	2,952,409	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	9,658,000	9,665,887	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	8,393,000	8,399,854	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	2,851,000	2,853,328	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	1.40%	11/09/17	1/11/18	823,672	823,700	U.S. Government Sponsored Agency Securities	Up to 30 days
Barclays Capital, Inc.	0.50%	11/16/17	Open	118,294	118,371	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	1.50%	11/29/17	Open	98,271	98,373	Corporate Bonds	Open/Demand

				$327,794,896	$329,872,479

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Euro Future	507	12/17/18	$124,119	$(196,006)
Long U.S. Treasury Bond	3	03/20/18	455	(4,780)
Ultra Long U.S. Treasury Bond	43	03/20/18	7,089	(88,978)

				(289,764)

Short Contracts
Euro Bund	(2)	12/07/17	387	(1,573)
10-Year U.S. Treasury Note	(339)	03/20/18	42,051	169,690
10-Year U.S. Ultra Long Treasury Note	(197)	03/20/18	26,234	92,879
2-Year U.S. Treasury Note	(508)	03/29/18	108,918	52,861
5-Year U.S. Treasury Note	(21)	03/29/18	2,443	9,279
Long Gilt Future	(1)	03/27/18	167	878
90-Day Euro Future	(507)	12/16/19	123,879	127,196

				451,210

				$161,446

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,700,000	GBP	1,494,342	Barclays Bank PLC	12/01/17	$2,476
EUR	3,485,000	SEK	34,493,519	Goldman Sachs International	12/01/17	27,398
GBP	1,504,141	EUR	1,690,000	Barclays Bank PLC	12/01/17	22,679
GBP	1,545,265	EUR	1,730,000	Goldman Sachs International	12/01/17	30,685
GBP	3,120,000	NOK	31,525,479	JPMorgan Chase Bank N.A.	12/01/17	430,118
AUD	2,555,000	CAD	2,484,587	Citibank N.A.	12/12/17	6,370
AUD	2,620,000	NZD	2,883,721	BNP Paribas S.A.	12/12/17	10,888
AUD	5,270,000	NZD	5,788,347	National Australia Bank Ltd.	12/12/17	30,181
CAD	4,969,352	AUD	5,085,000	Australia and New Zealand Bank Group	12/12/17	6,307
CHF	4,040,000	SEK	34,280,787	Goldman Sachs International	12/12/17	11,765
CHF	3,947,486	USD	4,005,000	Barclays Bank PLC	12/12/17	9,823
EUR	1,740,000	JPY	231,247,740	BNP Paribas S.A.	12/12/17	16,530
EUR	1,710,000	JPY	226,360,343	Citibank N.A.	12/12/17	24,248
EUR	3,410,000	NOK	33,261,661	Goldman Sachs International	12/12/17	61,632
EUR	3,430,000	SEK	33,940,026	JPMorgan Chase Bank N.A.	12/12/17	27,898
GBP	1,476,288	EUR	1,660,000	BNP Paribas S.A.	12/12/17	20,302
GBP	1,510,000	NOK	15,810,833	BNP Paribas S.A.	12/12/17	141,720
GBP	1,520,000	SEK	16,158,933	Barclays Bank PLC	12/12/17	124,826
GBP	30,000	SEK	336,427	Goldman Sachs International	12/12/17	372
NZD	2,899,698	AUD	2,620,000	BNP Paribas S.A.	12/12/17	30
NZD	2,957,276	AUD	2,670,000	BNP Paribas S.A.	12/12/17	1,562
NZD	2,900,108	AUD	2,600,000	Citibank N.A.	12/12/17	15,437

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,730,000	NOK	15,325,516	BNP Paribas S.A.	12/12/17	$23,204
SEK	33,131,358	NOK	32,665,000	Royal Bank of Scotland PLC	12/12/17	32,633
USD	2,000,000	CAD	2,574,145	JPMorgan Chase Bank N.A.	12/12/17	4,452
USD	4,015,000	CHF	3,771,153	State Street Bank and Trust Co.	12/12/17	179,518
SEK	16,758,506	NOK	16,300,000	Barclays Bank PLC	12/15/17	43,628
SEK	16,777,998	NOK	16,300,000	Deutsche Bank AG	12/15/17	45,958
USD	2,007,033	NZD	2,905,000	Deutsche Bank AG	12/15/17	21,809
USD	9,899,896	EUR	8,290,000	Citibank N.A.	01/04/18	10,344
USD	2,766,862	EUR	2,319,000	HSBC Bank USA N.A.	01/04/18	412
USD	200,392	NZD	293,000	Bank of America N.A.	01/04/18	217

						1,385,422

EUR	1,720,000	GBP	1,516,126	Goldman Sachs International	12/01/17	(3,180)
NOK	3,716,690	GBP	355,000	BNP Paribas S.A.	12/01/17	(33,355)
NOK	15,901,514	GBP	1,550,000	Barclays Bank PLC	12/01/17	(184,855)
NOK	12,912,715	GBP	1,215,000	Credit Suisse International	12/01/17	(91,055)
SEK	34,035,299	EUR	3,485,000	Citibank N.A.	12/01/17	(82,137)
USD	2,713,158	EUR	2,328,000	UBS AG	12/05/17	(57,882)
USD	10,394,613	EUR	8,919,000	UBS AG	12/05/17	(221,757)
USD	160,041	GBP	120,000	BNP Paribas S.A.	12/05/17	(2,251)
USD	130,859	GBP	99,000	Bank of America N.A.	12/05/17	(3,032)
USD	1,380,756	GBP	1,041,490	Bank of America N.A.	12/05/17	(27,789)
USD	11,805,813	GBP	8,905,000	Bank of America N.A.	12/05/17	(237,605)
USD	6,536	GBP	5,000	Citibank N.A.	12/05/17	(226)
USD	244,670	NZD	358,000	Bank of America N.A.	12/05/17	(18)
AUD	2,530,000	CAD	2,473,811	Citibank N.A.	12/12/17	(4,185)
AUD	2,590,000	SEK	16,479,732	BNP Paribas S.A.	12/12/17	(10,652)
CAD	2,548,591	USD	2,000,000	BNP Paribas S.A.	12/12/17	(24,262)
CHF	1,944,600	USD	2,000,000	Bank of America N.A.	12/12/17	(22,229)
EUR	1,660,000	GBP	1,465,795	Citibank N.A.	12/12/17	(6,108)
EUR	1,670,000	JPY	223,800,307	Barclays Bank PLC	12/12/17	(628)
JPY	231,405,838	EUR	1,730,000	BNP Paribas S.A.	12/12/17	(3,217)
JPY	449,602,241	EUR	3,390,000	Barclays Bank PLC	12/12/17	(40,491)
NOK	15,941,449	EUR	1,700,000	BNP Paribas S.A.	12/12/17	(107,743)
NOK	16,131,222	EUR	1,710,000	BNP Paribas S.A.	12/12/17	(96,835)
NOK	15,444,559	GBP	1,510,000	Morgan Stanley & Co. International PLC	12/12/17	(185,755)
NOK	31,205,050	NZD	5,560,000	BNP Paribas S.A.	12/12/17	(48,142)
NOK	15,325,346	NZD	2,730,000	Credit Suisse International	12/12/17	(23,224)
NOK	16,300,000	SEK	16,659,122	BNP Paribas S.A.	12/12/17	(31,392)
NOK	16,365,000	SEK	16,713,944	Goldman Sachs International	12/12/17	(30,129)
NZD	5,560,000	NOK	31,734,590	Credit Suisse International	12/12/17	(15,522)
SEK	16,204,058	AUD	2,590,000	BNP Paribas S.A.	12/12/17	(22,296)
SEK	33,923,211	CHF	4,040,000	BNP Paribas S.A.	12/12/17	(54,501)
SEK	32,725,898	EUR	3,430,000	Citibank N.A.	12/12/17	(173,007)
SEK	16,209,039	GBP	1,550,000	Goldman Sachs International	12/12/17	(159,419)
USD	1,990,000	CHF	1,959,222	Citibank N.A.	12/12/17	(2,642)
CAD	2,452,380	NZD	2,800,000	Goldman Sachs International	12/15/17	(12,210)
NOK	16,300,000	SEK	16,640,877	Citibank N.A.	12/15/17	(29,565)
NOK	32,730,000	SEK	33,317,994	Citibank N.A.	12/15/17	(47,831)
NOK	16,300,000	SEK	16,646,538	Deutsche Bank AG	12/15/17	(30,242)

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,800,000	CAD	2,514,932	Goldman Sachs International	12/15/17	$(36,285)
NZD	2,915,000	USD	1,996,743	Deutsche Bank AG	12/15/17	(4,686)
USD	107,292	EUR	90,000	JPMorgan Chase Bank N.A.	01/04/18	(74)
USD	1,697,572	GBP	1,257,000	Royal Bank of Scotland PLC	01/04/18	(4,708)
USD	11,974,839	GBP	8,867,000	Royal Bank of Scotland PLC	01/04/18	(33,210)
USD	173,668	EUR	148,929	Bank of America N.A.	01/30/18	(4,268)

						(2,210,600)

	Net Unrealized Depreciation					$(825,178)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
U.S. 10 Year Note	2	12/22/17	USD	125.50	$248	$125

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/29/27	JPMorgan Chase Bank N.A.	12/29/17	2.44%	2.44%	Semi-annual	3-Month LIBOR	Quarterly	USD	1,550	$5,954
10-Year Interest Rate Swap, 12/29/27	JPMorgan Chase Bank N.A.	12/29/17	2.44	2.44	Semi-annual	3-Month LIBOR	Quarterly	USD	1,550	9,387
1-Year Interest Rate Swap, 03/05/19	JPMorgan Chase Bank N.A.	03/05/18	1.94	1.94	Semi-annual	3-Month LIBOR	Quarterly	USD	27,900	14,939
1-Year Interest Rate Swap, 03/05/19	JPMorgan Chase Bank N.A.	03/05/18	1.94	1.94	Semi-annual	3-Month LIBOR	Quarterly	USD	9,700	5,194
2-Year Interest Rate Swap, 10/17/20	Deutsche Bank AG	10/17/18	1.25	1.25	Semi-annual	3-Month LIBOR	Quarterly	USD	10,000	975
10-Year Interest Rate Swap, 03/13/29	Barclays Bank PLC	03/13/19	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	2,290	82,891
2-Year Interest Rate Swap, 03/27/21	Deutsche Bank AG	03/27/19	2.25	2.25	Semi-annual	3-Month LIBOR	Quarterly	USD	20,000	94,608
2-Year Interest Rate Swap, 04/25/21	Barclays Bank PLC	04/25/19	2.00	2.00	Semi-annual	3-Month LIBOR	Quarterly	USD	20,000	56,414
15-Year Interest Rate Swap, 06/08/35	Barclays Bank PLC	06/08/20	0.65	0.65	Semi-annual	6-Month LIBOR	Semi-annual	JPY	125,000	24,004
15-Year Interest Rate Swap, 09/14/35	Morgan Stanley & Co. International PLC	09/14/20	0.66	0.66	Semi-annual	6-Month LIBOR	Semi-annual	JPY	50,000	9,939
15-Year Interest Rate Swap, 09/14/35	Barclays Bank PLC	09/14/20	0.66	0.66	Semi-annual	6-Month LIBOR	Semi-annual	JPY	50,000	9,939

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

		Expiration	Exercise	Received by the Trust		Paid by the Trust		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)		Value
Call
10-Year Interest Rate Swap, 01/25/37	Deutsche Bank AG	01/25/27	2.60%	2.60%	Semi-annual	3-Month LIBOR	Quarterly	USD	1,900	$100,865
10-Year Interest Rate Swap, 02/08/37	Deutsche Bank AG	02/08/27	2.40	2.40	Semi-annual	3-Month LIBOR	Quarterly	USD	1,875	87,483

										502,592

Put
30-Year Interest Rate Swap, 01/03/48	Goldman Sachs Bank USA	01/03/18	3.10%	3-Month LIBOR	Semi-annual	3.10%	Quarterly	USD	3,000	130
10-Year Interest Rate Swap, 02/20/28	Goldman Sachs Bank USA	02/20/18	2.80	3-Month LIBOR	Quarterly	2.80	Semi-annual	USD	8,000	49,607
10-Year Interest Rate Swap, 02/20/28	Goldman Sachs Bank USA	02/20/18	3.20	3-Month LIBOR	Quarterly	3.20	Semi-annual	USD	8,000	4,698
30-Year Interest Rate Swap, 09/12/48	Barclays Bank PLC	09/12/18	3.10	3-Month LIBOR	Quarterly	3.10	Semi-annual	USD	1,840	22,350
30-Year Interest Rate Swap, 09/12/48	Barclays Bank PLC	09/12/18	3.40	3-Month LIBOR	Quarterly	3.40	Semi-annual	USD	2,300	11,344
30-Year Interest Rate Swap, 09/12/48	Barclays Bank PLC	09/12/18	3.70	3-Month LIBOR	Quarterly	3.70	Semi-annual	USD	2,760	5,530
5-Year Interest Rate Swap, 10/02/23	Deutsche Bank AG	10/02/18	2.45	3-Month LIBOR	Quarterly	2.45	Semi-annual	USD	10,600	77,823
5-Year Interest Rate Swap, 10/05/23	Bank of America N.A.	10/05/18	2.50	3-Month LIBOR	Quarterly	2.50	Semi-annual	USD	12,230	80,302
5-Year Interest Rate Swap, 10/24/23	Deutsche Bank AG	10/24/18	2.55	3-Month LIBOR	Quarterly	2.55	Semi-annual	USD	20,500	127,556
1-Year Interest Rate Swap, 03/04/20	Goldman Sachs Bank USA	03/04/19	0.15	6-Month EURIBOR	Semi-annual	0.15	Annual	EUR	34,880	23,398
30-Year Interest Rate Swap, 03/04/49	Goldman Sachs Bank USA	03/04/19	4.00	3-Month LIBOR	Quarterly	4.00	Semi-annual	USD	1,600	4,591
15-Year Interest Rate Swap, 05/15/35	Barclays Bank PLC	05/15/20	1.10	6-Month LIBOR	Semi-annual	1.10	Semi-annual	JPY	250,000	22,122
15-Year Interest Rate Swap, 06/08/35	Barclays Bank PLC	06/08/20	0.65	6-Month LIBOR	Semi-annual	0.65	Semi-annual	JPY	125,000	28,531
15-Year Interest Rate Swap, 09/14/35	Barclays Bank PLC	09/14/20	0.66	6-Month LIBOR	Semi-annual	0.66	Semi-annual	JPY	50,000	12,466
15-Year Interest Rate Swap, 09/14/35	Morgan Stanley & Co. International PLC	09/14/20	0.66	6-Month LIBOR	Semi-annual	0.66	Semi-annual	JPY	50,000	12,466
10-Year Interest Rate Swap, 02/01/31	Bank of America N.A.	02/01/21	3.50	3-Month LIBOR	Quarterly	3.50	Semi-annual	USD	4,000	68,547
10-Year Interest Rate Swap, 02/01/31	Citibank N.A.	02/01/21	3.50	3-Month LIBOR	Quarterly	3.50	Semi-annual	USD	4,380	75,059
5-Year Interest Rate Swap, 10/25/26	JPMorgan Chase Bank N.A.	10/25/21	3.25	3-Month LIBOR	Quarterly	3.25	Semi-annual	USD	3,445	46,464
5-Year Interest Rate Swap, 10/27/26	Barclays Bank PLC	10/27/21	3.15	3-Month LIBOR	Quarterly	3.15	Semi-annual	USD	16,560	245,160
5-Year Interest Rate Swap, 12/16/26	Goldman Sachs Bank USA	12/16/21	3.25	3-Month LIBOR	Quarterly	3.25	Semi-annual	USD	6,050	85,147
5-Year Interest Rate Swap, 12/16/26	JPMorgan Chase Bank N.A.	12/16/21	3.25	3-Month LIBOR	Quarterly	3.25	Semi-annual	USD	6,200	87,259

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 01/04/27	Barclays Bank PLC	01/04/22	3.35%	3-Month LIBOR	Quarterly	3.35%	Semi-annual	USD	19,050	$248,363
10-Year Interest Rate Swap, 01/11/32	Credit Suisse International	01/11/22	1.25	6-Month LIBOR	Semi-annual	1.25	Semi-annual	JPY	250,000	19,823
10-Year Interest Rate Swap, 02/22/32	Credit Suisse International	02/22/22	1.55	6-Month LIBOR	Semi-annual	1.55	Semi-annual	JPY	250,000	15,691
10-Year Interest Rate Swap, 03/16/32	JPMorgan Chase Bank N.A.	03/16/22	1.60	6-Month LIBOR	Semi-annual	1.60	Semi-annual	JPY	250,000	15,412
10-Year Interest Rate Swap, 04/04/32	JPMorgan Chase Bank N.A.	04/04/22	1.45	6-Month LIBOR	Semi-annual	1.45	Semi-annual	JPY	250,000	17,870
15-Year Interest Rate Swap, 05/03/37	Goldman Sachs Bank USA	05/03/22	3.25	3-Month LIBOR	Quarterly	3.25	Semi-annual	USD	4,050	167,236
15-Year Interest Rate Swap, 05/03/37	Goldman Sachs Bank USA	05/03/22	3.25	3-Month LIBOR	Quarterly	3.25	Semi-annual	USD	3,950	163,106
10-Year Interest Rate Swap, 08/16/32	JPMorgan Chase Bank N.A.	08/16/22	3.00	3-Month LIBOR	Quarterly	3.00	Semi-annual	USD	22,000	880,922
10-Year Interest Rate Swap, 04/12/37	JPMorgan Chase Bank N.A.	04/12/27	3.00	3-Month LIBOR	Quarterly	3.00	Semi-annual	USD	2,590	139,540
20-Year Interest Rate Swap, 08/09/53	Barclays Bank PLC	08/09/33	4.00	6-Month EURIBOR	Semi-annual	4.00	Annual	EUR	2,410	98,683

										2,857,196

										$3,359,788

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CAD Currency	JPMorgan Chase Bank N.A.	—	12/13/17	CHF	0.78	CAD	20,320	$3,796
EUR Currency	Barclays Bank PLC	—	12/13/17	JPY	135.50	EUR	13,650	31,909
GBP Currency	Deutsche Bank AG	—	12/13/17	AUD	1.74	GBP	12,100	449,929
NOK Currency	Citibank N.A.	—	12/13/17	SEK	1.04	NOK	127,980	877
NZD Currency	Barclays Bank PLC	—	12/13/17	JPY	79.00	NZD	23,405	4,207
USD Currency	Bank of America N.A.	—	12/13/17	CHF	1.02	USD	16,085	434

								491,152

Put
AUD Currency	Credit Suisse International	—	12/13/17	USD	0.75	AUD	20,860	21,916
AUD Currency	Morgan Stanley & Co. International PLC	—	12/13/17	NZD	1.09	AUD	15,335	5,869
CHF Currency	Goldman Sachs International	—	12/13/17	NOK	8.30	CHF	15,770	20,840
NZD Currency	Deutsche Bank AG	—	12/13/17	USD	0.67	NZD	22,155	17,369
NZD Currency	Goldman Sachs International	—	12/13/17	CAD	0.85	NZD	22,415	1,057
USD Currency	Deutsche Bank AG	—	12/13/17	JPY	107.00	USD	15,985	592

								67,643

								$558,795

36	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written

		Expiration	Exercise	Received by the Trust		Paid by the Trust		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)		Value
Call
5-Year Interest Rate Swap, 12/18/22	Morgan Stanley & Co. International PLC	12/18/17	1.70%	3-Month LIBOR	Quarterly	1.70%	Semi-annual	USD	7,600	$(1)
2-Year Interest Rate Swap, 03/01/20	Goldman Sachs Bank USA	03/01/18	1.60	3-Month LIBOR	Quarterly	1.60	Semi-annual	USD	24,400	(445)
5-Year Interest Rate Swap, 03/05/23	JPMorgan Chase Bank N.A.	03/05/18	2.41	3-Month LIBOR	Quarterly	2.41	Semi-annual	USD	5,580	(53,274)
5-Year Interest Rate Swap, 03/05/23	JPMorgan Chase Bank N.A.	03/05/18	2.41	3-Month LIBOR	Quarterly	2.41	Semi-annual	USD	1,940	(18,522)
5-Year Interest Rate Swap, 03/13/23	Barclays Bank PLC	03/13/18	0.10	6-Month EURIBOR	Semi-annual	0.10	Annual	EUR	11,520	(2,456)
5-Year Interest Rate Swap, 04/11/23	Bank of America N.A.	04/11/18	1.85	3-Month LIBOR	Quarterly	1.85	Semi-annual	USD	7,990	(5,818)
10-Year Interest Rate Swap, 07/13/28	Deutsche Bank AG	07/13/18	2.45	3-Month LIBOR	Quarterly	2.45	Semi-annual	USD	2,000	(30,429)
2-Year Interest Rate Swap, 10/17/20	Deutsche Bank AG	10/17/18	.90	3-Month LIBOR	Quarterly	.90	Semi-annual	USD	10,000	(219)
10-Year Interest Rate Swap, 11/28/28	Nomura International Plc	11/28/18	2.44	3-Month LIBOR	Quarterly	2.44	Semi-annual	USD	5,210	—
10-Year Interest Rate Swap, 03/13/29	Barclays Bank PLC	03/13/19	2.00	3-Month LIBOR	Quarterly	2.00	Semi-annual	USD	4,580	(39,270)
2-Year Interest Rate Swap, 03/21/21	Goldman Sachs Bank USA	03/21/19	1.60	3-Month LIBOR	Quarterly	1.60	Semi-annual	USD	15,400	(13,589)
2-Year Interest Rate Swap, 03/27/21	Deutsche Bank AG	03/27/19	1.75	3-Month LIBOR	Quarterly	1.75	Semi-annual	USD	30,000	(41,720)
2-Year Interest Rate Swap, 03/28/21	JPMorgan Chase Bank N.A.	03/28/19	1.75	3-Month LIBOR	Quarterly	1.75	Semi-annual	USD	8,470	(11,793)
2-Year Interest Rate Swap, 04/12/21	JPMorgan Chase Bank N.A.	04/12/19	1.60	3-Month LIBOR	Quarterly	1.60	Semi-annual	USD	6,700	(6,399)
2-Year Interest Rate Swap, 04/25/21	Barclays Bank PLC	04/25/19	1.50	3-Month LIBOR	Quarterly	1.50	Semi-annual	USD	40,000	(30,045)
2-Year Interest Rate Swap, 11/04/21	Barclays Bank PLC	11/04/19	1.70	3-Month LIBOR	Quarterly	1.70	Semi-annual	USD	11,900	(25,214)
5-Year Interest Rate Swap, 01/05/27	Goldman Sachs Bank USA	01/05/22	1.70	3-Month LIBOR	Quarterly	1.70	Semi-annual	USD	5,000	(53,113)
5-Year Interest Rate Swap, 02/08/27	Deutsche Bank AG	02/08/22	1.75	3-Month LIBOR	Quarterly	1.75	Semi-annual	USD	5,000	(57,021)

										(389,328)

Put
5-Year Interest Rate Swap, 12/18/22	Morgan Stanley & Co. International PLC	12/18/17	2.00	2.00	Semi-annual	3-Month LIBOR	Quarterly	USD	7,600	(75,998)
10-Year Interest Rate Swap, 01/03/28	Goldman Sachs Bank USA	01/03/18	3.00	3.00	Semi-annual	3-Month LIBOR	Quarterly	USD	7,430	(59)
10-Year Interest Rate Swap, 02/16/28	Barclays Bank PLC	02/16/18	2.60	2.60	Semi-annual	3-Month LIBOR	Quarterly	USD	4,970	(17,406)
10-Year Interest Rate Swap, 02/20/28	Goldman Sachs Bank USA	02/20/18	3.00	3.00	Semi-annual	3-Month LIBOR	Quarterly	USD	16,000	(32,538)
2-Year Interest Rate Swap, 04/06/20	JPMorgan Chase Bank N.A.	04/06/18	2.15	2.15	Semi-annual	3-Month LIBOR	Quarterly	USD	8,320	(10,775)

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 04/12/20	Goldman Sachs Bank USA	04/12/18	1.75%	1.75%	Semi-annual	3-Month LIBOR	Quarterly	USD	38,200	(268,159)
2-Year Interest Rate Swap, 06/27/20	Goldman Sachs Bank USA	06/27/18	1.45	1.45	Semi-annual	3-Month LIBOR	Quarterly	USD	10,000	(136,235)
10-Year Interest Rate Swap, 07/13/28	Deutsche Bank AG	07/13/18	2.45	2.45	Semi-annual	3-Month LIBOR	Quarterly	USD	2,000	(35,213)
10-Year Interest Rate Swap, 07/16/28	JPMorgan Chase Bank N.A.	07/16/18	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	2,000	(15,317)
10-Year Interest Rate Swap, 07/19/28	Deutsche Bank AG	07/19/18	2.70	2.70	Semi-annual	3-Month LIBOR	Quarterly	USD	3,240	(29,354)
10-Year Interest Rate Swap, 07/26/28	UBS AG	07/26/18	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	2,000	(16,233)
10-Year Interest Rate Swap, 08/10/28	Deutsche Bank AG	08/10/18	2.55	2.55	Semi-annual	3-Month LIBOR	Quarterly	USD	3,500	$(52,639)
10-Year Interest Rate Swap, 08/16/28	JPMorgan Chase Bank N.A.	08/16/18	2.70	2.70	Semi-annual	3-Month LIBOR	Quarterly	USD	31,000	(320,347)
10-Year Interest Rate Swap, 08/27/28	Deutsche Bank AG	08/27/18	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	2,000	(18,849)
10-Year Interest Rate Swap, 09/06/28	Barclays Bank PLC	09/06/18	2.45	2.45	Semi-annual	3-Month LIBOR	Quarterly	USD	2,400	(49,689)
2-Year Interest Rate Swap, 09/06/20	Goldman Sachs Bank USA	09/06/18	1.50	1.50	Semi-annual	3-Month LIBOR	Quarterly	USD	26,000	(349,353)
30-Year Interest Rate Swap, 09/12/48	Barclays Bank PLC	09/12/18	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	1,840	(59,617)
2-Year Interest Rate Swap, 10/17/20	Barclays Bank PLC	10/17/18	2.50	2.50	Semi-annual	3-Month LIBOR	Quarterly	USD	5,000	(7,535)
10-Year Interest Rate Swap, 11/28/28	Nomura International Plc	11/28/18	2.44	2.44	Semi-annual	3-Month LIBOR	Quarterly	USD	5,210	—
5-Year Interest Rate Swap, 03/04/24	Goldman Sachs Bank USA	03/04/19	.64	.64	Annual	3-Month LIBOR	Semi-annual	EUR	6,980	(68,118)
2-Year Interest Rate Swap, 03/21/21	Goldman Sachs Bank USA	03/21/19	2.60	2.60	Semi-annual	3-Month LIBOR	Quarterly	USD	15,400	(35,211)
2-Year Interest Rate Swap, 03/28/21	JPMorgan Chase Bank N.A.	03/28/19	2.75	2.75	Semi-annual	3-Month LIBOR	Quarterly	USD	8,470	(14,135)
2-Year Interest Rate Swap, 04/08/21	JPMorgan Chase Bank N.A.	04/08/19	2.35	2.35	Semi-annual	3-Month LIBOR	Quarterly	USD	7,530	(30,766)
2-Year Interest Rate Swap, 04/12/21	JPMorgan Chase Bank N.A.	04/12/19	2.60	2.60	Semi-annual	3-Month LIBOR	Quarterly	USD	13,400	(32,934)
2-Year Interest Rate Swap, 11/04/21	Barclays Bank PLC	11/04/19	2.70	2.70	Semi-annual	3-Month LIBOR	Quarterly	USD	11,900	(41,797)
2-Year Interest Rate Swap, 11/06/21	JPMorgan Chase Bank N.A.	11/06/19	2.70	2.70	Quarterly	3-Month LIBOR	Semi-annual	USD	20,000	(70,349)

38	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Trust		Paid by the Trust		Notional Amount (000)		Value
				Rate	Frequency	Rate	Frequency
Put
15-Year Interest Rate Swap, 05/15/35	Barclays Bank PLC	05/15/20	2.10%	2.10	Semi-annual	6-Month LIBOR %	Semi-annual	JPY	250,000	$(6,443)
10-Year Interest Rate Swap, 02/01/31	Bank of America N.A.	02/01/21	5.50	5.50	Semi-annual	3-Month LIBOR	Quarterly	USD	10,000	(18,776)
10-Year Interest Rate Swap, 02/01/31	Citibank N.A.	02/01/21	5.50	5.50	Semi-annual	3-Month LIBOR	Quarterly	USD	10,950	(20,559)
5-Year Interest Rate Swap, 05/03/27	Goldman Sachs Bank USA	05/03/22	3.25	3.25	Semi-annual	3-Month LIBOR	Quarterly	USD	10,130	(157,099)
5-Year Interest Rate Swap, 05/03/27	Goldman Sachs Bank USA	05/03/22	3.25	3.25	Semi-annual	3-Month LIBOR	Quarterly	USD	9,870	(153,067)

										(2,144,570)

										$(2,533,898)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	—	12/13/17	NZD	1.15	AUD	15,335	$(70)
CAD Currency	JPMorgan Chase Bank N.A.	—	12/13/17	CHF	0.79	CAD	40,640	(1,480)
CHF Currency	Goldman Sachs International	—	12/13/17	NOK	8.50	CHF	7,885	(45,983)
EUR Currency	Barclays Bank PLC	—	12/13/17	JPY	137.50	EUR	27,300	(11,340)
GBP Currency	Deutsche Bank AG	—	12/13/17	AUD	1.77	GBP	24,205	(437,796)
NZD Currency	Barclays Bank PLC	—	12/13/17	JPY	80.00	NZD	46,810	(1,120)

								(497,789)

Put
CHF Currency	Goldman Sachs International	—	12/13/17	NOK	8.20	CHF	31,540	(12,408)
NZD Currency	Deutsche Bank AG	—	12/13/17	CHF	0.67	NZD	23,270	(43,882)

								(56,290)

Total								$(554,079)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	270	$(9,287)	$(9,141)	$(146)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.77%	Semi-annual	3-Month LIBOR	Quarterly	02/05/16	02/05/18	USD	107,000	$127,918	$112	$127,806
3-Month LIBOR	Quarterly	1.59%	Semi-annual	06/13/18	08/01/18	USD	357,000	(28,503)	3,632	(32,135)
1.60	Semi-annual	3-Month LIBOR	Quarterly	08/01/18	09/26/18	USD	312,000	54,082	3,174	50,908
1.82	Semi-annual	3-Month LIBOR	Quarterly	10/20/17	10/20/19	USD	9,380	20,984	104	20,880
1.84	Semi-annual	3-Month LIBOR	Quarterly	11/10/17	11/10/19	USD	9,400	20,690	107	20,583
1.65	Semi-annual	3-Month LIBOR	Quarterly	11/21/17	11/21/19	USD	13,200	79,297	149	79,148
1.75	Semi-annual	3-Month LIBOR	Quarterly	05/21/18	05/21/20	USD	10,950	78,509	—	78,509
1.87	Semi-annual	3-Month LIBOR	Quarterly	07/03/18	07/03/20	USD	2,810	14,975	—	14,975
1.94	Semi-annual	3-Month LIBOR	Quarterly	07/09/18	07/07/20	USD	6,000	23,976	—	23,976
3-Month LIBOR	Quarterly	1.94	Semi-annual	10/20/17	10/20/20	USD	12,630	(40,403)	142	(40,545)
3-Month LIBOR	Quarterly	1.94	Semi-annual	11/10/17	11/10/20	USD	12,700	(44,540)	146	(44,686)
2.20	Semi-annual	3-Month LIBOR	Quarterly	12/03/18	12/01/20	USD	4,000	1,881	47	1,834
2.20	Semi-annual	3-Month LIBOR	Quarterly	12/03/18	12/03/20	USD	22,400	11,601	263	11,338
2.20	Semi-annual	3-Month LIBOR	Quarterly	11/08/19	11/08/21	USD	5,900	13,836	69	13,767
1.87	Semi-annual	3-Month LIBOR	Quarterly	04/04/18	05/31/22	USD	7,410	24,962	97	24,865
1.81	Semi-annual	3-Month LIBOR	Quarterly	06/06/17	06/06/22	USD	2,820	43,845	—	43,845
3-Month LIBOR	Quarterly	2.00	Semi-annual	10/05/17	10/05/22	USD	2,390	(20,952)	30	(20,982)
3-Month LIBOR	Quarterly	2.00	Semi-annual	10/10/17	10/10/22	USD	3,790	(33,432)	48	(33,480)
2.09	Semi-annual	3-Month LIBOR	Quarterly	10/20/17	10/20/22	USD	3,860	17,189	49	17,140
3-Month LIBOR	Quarterly	2.16	Semi-annual	10/27/17	10/27/22	USD	8,040	(12,226)	103	(12,329)
2.08	Semi-annual	3-Month LIBOR	Quarterly	11/10/17	11/10/22	USD	3,870	20,410	50	20,360
6-Month EURIBOR	Semi-annual	0.26	Annual	03/07/18	03/07/23	EUR	2,180	(5,045)	35	(5,080)
3-Month LIBOR	Quarterly	1.97	Semi-annual	10/27/21	10/27/26	USD	720	(18,545)	9	(18,554)
3-Month LIBOR	Quarterly	2.07	Semi-annual	10/29/21	10/29/26	USD	6,160	(131,794)	77	(131,871)
3-Month LIBOR	Quarterly	2.95	Semi-annual	12/21/21	12/21/26	USD	4,100	67,955	828	67,127
3-Month LIBOR	Quarterly	2.75	Semi-annual	01/05/22	01/05/27	USD	6,930	53,612	87	53,525
3-Month LIBOR	Quarterly	3.02	Semi-annual	03/14/22	03/14/27	USD	5,220	99,038	63	98,975
3-Month LIBOR	Quarterly	2.31	Semi-annual	05/03/17	05/03/27	USD	1,020	(5,554)	—	(5,554)
6-Month EURIBOR	Semi-annual	1.40	Annual	06/08/22	06/08/27	EUR	200	362	—	362
2.14	Semi-annual	3-Month LIBOR	Quarterly	09/14/17	09/14/27	USD	1,200	26,571	19	26,552
2.14	Semi-annual	3-Month LIBOR	Quarterly	09/15/17	09/15/27	USD	900	20,061	14	20,047
2.24	Semi-annual	3-Month LIBOR	Quarterly	09/22/17	09/22/27	USD	1,400	18,623	22	18,601
2.27	Semi-annual	3-Month LIBOR	Quarterly	09/22/17	09/22/27	USD	130	1,418	2	1,416
2.25	Semi-annual	3-Month LIBOR	Quarterly	09/25/17	09/25/27	USD	1,200	15,209	19	15,190
2.32	Semi-annual	3-Month LIBOR	Quarterly	10/02/17	10/02/27	USD	1,280	8,649	20	8,629
2.33	Semi-annual	3-Month LIBOR	Quarterly	10/12/17	10/12/27	USD	4,100	21,906	63	21,843
2.37	Semi-annual	3-Month LIBOR	Quarterly	10/25/17	10/25/27	USD	2,050	3,727	32	3,695
2.47	Semi-annual	3-Month LIBOR	Quarterly	10/27/17	10/27/27	USD	2,640	(17,009)	41	(17,050)
2.45	Semi-annual	3-Month LIBOR	Quarterly	10/27/17	10/27/27	USD	1,660	(8,542)	26	(8,568)
2.38	Semi-annual	3-Month LIBOR	Quarterly	11/14/17	11/14/27	USD	340	584	5	579
2.40	Semi-annual	3-Month LIBOR	Quarterly	11/14/17	11/14/27	USD	340	(103)	5	(108)
2.40	Semi-annual	3-Month LIBOR	Quarterly	11/14/17	11/14/27	USD	810	(571)	13	(584)
2.40	Semi-annual	3-Month LIBOR	Quarterly	11/16/17	11/16/27	USD	1,000	(509)	15	(524)
3-Month LIBOR	Quarterly	2.34	Semi-annual	11/17/17	11/17/27	USD	170	(790)	3	(793)
3-Month LIBOR	Quarterly	2.35	Semi-annual	11/17/17	11/17/27	USD	250	(1,050)	4	(1,054)
2.39	Semi-annual	3-Month LIBOR	Quarterly	11/21/17	11/21/27	USD	600	593	9	584
2.39	Semi-annual	3-Month LIBOR	Quarterly	11/21/17	11/21/27	USD	600	135	9	126

40	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.39%	Semi-annual	3-Month LIBOR	Quarterly	11/24/17	11/24/27	USD	1,500	$848	$23	$825
3-Month LIBOR	Quarterly	2.36%	Semi-annual	11/29/17	11/29/27	USD	800	(2,636)	12	(2,648)
3-Month LIBOR	Quarterly	2.34	Semi-annual	11/30/17	11/30/27	USD	800	(3,993)	12	(4,005)
3-Month LIBOR	Quarterly	2.40	Semi-annual	12/01/17	12/01/27	USD	4,900	(113)	76	(189)
2.44	Semi-annual	3-Month LIBOR	Quarterly	12/04/17	12/04/27	USD	1,000	(3,400)	15	(3,415)
2.90	Semi-annual	3-Month LIBOR	Quarterly	01/27/27	01/27/37	USD	730	(5,877)	10	(5,887)
3.07	Semi-annual	3-Month LIBOR	Quarterly	03/22/27	03/20/37	USD	1,000	(20,504)	14	(20,518)
2.68	Semi-annual	3-Month LIBOR	Quarterly	06/28/27	06/28/37	USD	1,130	9,168	—	9,168
2.80	Semi-annual	3-Month LIBOR	Quarterly	09/29/27	09/29/37	USD	760	(472)	12	(484)
2.60	Semi-annual	3-Month LIBOR	Quarterly	03/29/18	11/15/43	USD	2,220	5,650	45	5,605

								$501,701	$9,961	$491,740

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20	$4,206	$3,604	$602
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	06/20/22	BB+	EUR	10	2,075	1,789	286
Markit CMBX North America, Series 8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000	(776,511)	(519,768)	(256,743)
Markit CMBX North America, Series 8	3.00	Monthly	Credit Suisse International	10/17/57	N/R	USD	2,500	(388,256)	(256,815)	(131,441)
Markit CMBX North America, Series 8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550	(861,464)	(759,503)	(101,961)
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	9,450	(1,040,396)	(1,195,115)	154,719
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(550,475)	(555,079)	4,604
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(550,475)	(555,079)	4,604
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(550,474)	(549,016)	(1,458)
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(550,474)	(555,026)	4,552

								$(5,262,244)	$(4,940,005)	$(322,236)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$82,299,373	$6,455,177	$88,754,550
Corporate Bonds	—	563,300,172	6,660,950	569,961,122
Floating Rate Loan Interests	—	12,621,911	531,151	13,153,062
Foreign Agency Obligations	—	35,904,291	—	35,904,291
Municipal Bonds	—	25,024,489	—	25,024,489
Non-Agency Mortgage-Backed Securities	—	66,751,050	5,043,295	71,794,345
Preferred Securities	8,555,400	91,845,201	—	100,400,601
Trust Preferred	806,693	—	—	806,693
U.S. Government Sponsored Agency Securities	—	101,978,479	2	101,978,481
U.S. Treasury Obligations	—	123,749,879	—	123,749,879
Short-Term Securities:
Money Market Funds	14,102,656	—	—	14,102,656
Options Purchased:
Interest rate contracts	125	3,359,788	—	3,359,913
Foreign currency exchange contracts	—	558,795	—	558,795

Total	$23,464,874	$1,107,393,428	$18,690,575	$1,149,548,877

42	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$169,367	$—	$169,367
Foreign currency exchange contracts	—	1,385,422	—	1,385,422
Interest rate contracts	452,783	902,783	—	1,355,566
Liabilities:
Credit contracts	—	(491,749)	—	(491,749)
Foreign currency exchange contracts	—	(2,764,679)	—	(2,764,679)
Interest rate contracts	(291,337)	(2,944,941)	—	(3,236,278)

Total	$161,446	$(3,743,797)	$—	$(3,582,351)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended November 30, 2017, there were no transfers between Level 1 and Level 2.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $329,872,479 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 Investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2017	$2,069,938	$7,166,469	$707,182	$—	$2	$9,943,591
Transfers into Level 3(a)	6,056,650	—	16,993	5,055,094	—	11,128,737
Transfers out of Level 3(b)	(1,750,000)	—	(218,961)	—	—	(1,968,961)
Accrued discounts/premiums	(26,083)	—	1,610	(372)	—	(24,845)
Net realized gain (loss)	—	—	14,963	—	—	14,963
Net change in unrealized appreciation (depreciation)(c)	48,672	(72,826)	(1,115)	(11,427)	—	(36,696)
Purchases	56,000	—	328,230	—	—	384,230
Sales	—	(432,693)	(317,751)	—	—	(750,444)

Closing balance, as of November 30, 2017	$6,455,177	$6,660,950	$531,151	$5,043,295	$2	$18,690,575

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017(c)	$48,672	$(72,826)	$(504)	$(11,427)	$—	$(36,085)

(a)	As of August 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

SCHEDULES OF INVESTMENTS	43

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 22, 2018